(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
STRATEGIC INCOME
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             19  THE MANAGERS' REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    23  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           24  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  49  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 58  NOTES TO THE FINANCIAL STATEMENTS.

PROXY VOTING RESULTS  68


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to that date are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998           PAST 6  PAST 1  LIFE OF
                                      MONTHS  YEAR    FUND

FIDELITY ADV STRATEGIC INCOME - CL A  3.03%   7.72%   55.29%

FIDELITY ADV STRATEGIC INCOME - CL A  -1.86%  2.60%   47.91%
 (INCL. MAX. 4.75% SALES CHARGE)

FIDELITY STRATEGIC INC COMP.          3.23%   8.00%   49.47%

 JP EMBI PLUS                         -1.08%  1.39%   84.46%

 LB GOVERNMENT BOND                   4.18%   11.25%  39.45%

 ML HIGH YIELD MASTER                 4.51%   11.40%  57.43%

 SB NON-U.S. DOLLAR WORLD GOVT. BOND  2.09%   0.88%   19.23%

MULTI-SECTOR INCOME FUNDS AVERAGE     2.71%   7.05%   N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the JP Morgan Emerging Markets Bond Index Plus, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Class A's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 95 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998           PAST 1  LIFE OF
                                      YEAR    FUND

FIDELITY ADV STRATEGIC INCOME - CL A  7.72%   12.75%

FIDELITY ADV STRATEGIC INCOME - CL A  2.60%   11.27%
 (INCL. MAX. 4.75% SALES CHARGE)

FIDELITY STRATEGIC INC COMP.          8.00%   11.58%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Strategic Inc -CL A      FID Strategic Inc Comp.
ML High Yield Master             00260                       F0086
ML002  1994/10/31       9525.00                    10000.00
        10000.00
  1994/11/30       9572.77                     9921.26
    9914.94
  1994/12/31       9541.61                     9887.56
   10025.22
  1995/01/31       9648.07                     9962.57
   10166.88
  1995/02/28       9875.95                    10125.61
   10484.10
  1995/03/31      10019.24                    10301.07
   10630.00
  1995/04/30      10395.11                    10634.09
   10878.89
  1995/05/31      10786.33                    11037.19
   11218.77
  1995/06/30      10841.49                    11135.32
   11304.46
  1995/07/31      10928.59                    11192.91
   11433.70
  1995/08/31      10945.88                    11198.60
   11503.09
  1995/09/30      11140.78                    11390.44
   11634.70
  1995/10/31      11270.10                    11444.44
   11717.17
  1995/11/30      11395.97                    11595.55
   11831.55
  1995/12/31      11643.10                    11847.24
   12021.46
  1996/01/31      11903.52                    12046.81
   12211.32
  1996/02/29      11807.14                    11927.06
   12229.71
  1996/03/31      11769.08                    11944.14
   12196.49
  1996/04/30      11882.44                    12025.48
   12202.02
  1996/05/31      11965.00                    12090.46
   12290.02
  1996/06/30      12066.53                    12234.53
   12363.84
  1996/07/31      12139.29                    12369.42
   12447.78
  1996/08/31      12280.23                    12504.03
   12576.33
  1996/09/30      12663.01                    12784.11
   12846.16
  1996/10/31      12827.47                    12956.74
   12986.95
  1996/11/30      13077.33                    13230.23
   13249.51
  1996/12/31      13141.42                    13261.40
   13351.46
  1997/01/31      13226.46                    13301.40
   13454.07
  1997/02/28      13339.67                    13391.81
   13642.80
  1997/03/31      13046.74                    13220.01
   13491.28
  1997/04/30      13192.75                    13350.18
   13644.83
  1997/05/31      13535.42                    13643.22
   13916.32
  1997/06/30      13731.04                    13839.71
   14131.74
  1997/07/31      14001.03                    14081.77
   14470.87
  1997/08/31      13990.54                    14060.71
   14438.31
  1997/09/30      14331.31                    14317.94
   14684.83
  1997/10/31      14085.62                    14204.77
   14782.28
  1997/11/30      14206.44                    14326.98
   14914.67
  1997/12/31      14356.16                    14478.93
   15063.79
  1998/01/31      14615.36                    14640.74
   15284.46
  1998/02/28      14724.36                    14746.85
   15351.23
  1998/03/31      14853.96                    14828.66
   15483.52
  1998/04/30      14903.22                    14931.13
   15557.07
  1998/05/31      14832.89                    14938.88
   15657.71
  1998/06/30      14791.03                    14946.72
   15742.96
IMATRL PRASUN   SHR__CHT 19980630 19980722 122102 R00000000000047
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class A on October 31, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by June 30, 1998, the value of the investment would have grown to $14,791 - a 47.91% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds, did over the same period. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,743 - a 57.43% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (+84.46%), Lehman Brothers Government Bond Index (+39.45%), Merrill Lynch High Yield Master Index (+57.43%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (+19.23%), according to the fund's neutral mix *, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,947 - a 49.47% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT GRADE, 15% EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.
TOTAL RETURN COMPONENTS
                  SIX MONTHS  YEAR          SEPTEMBER 3, 1996
                  ENDED       ENDED         (COMMENCEMENT
                  JUNE 30,    DECEMBER 31,  OF SALE OF CLASS A
                                            SHARES) TO
                                            DECEMBER 31,

                  1998        1997          1996

DIVIDEND RETURNS  3.12%       7.20%         2.56%

CAPITAL RETURNS   -0.09%      2.04%         4.39%

TOTAL RETURNS     3.03%       9.24%         6.95%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998  PAST 1       PAST 6        PAST 1
                             MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE          5.85(CENTS)  34.58(CENTS)  76.37(CENTS)

ANNUALIZED DIVIDEND RATE     6.39%        6.21%         6.73%

30-DAY ANNUALIZED YIELD      N/A          -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.13 over the past one month, $11.23 over the past six months and $11.34 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable, operating history.
ADVISOR STRATEGIC INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998           PAST 6  PAST 1  LIFE OF FUND
                                      MONTHS  YEAR

FIDELITY ADV STRATEGIC INCOME - CL T  3.00%   7.72%   55.38%

FIDELITY ADV STRATEGIC INCOME - CL T  -0.61%  3.95%   49.94%
 (INCL. MAX. 3.50% SALES CHARGE)

FIDELITY STRATEGIC INC COMP.          3.23%   8.00%   49.47%

 JP EMBI PLUS                         -1.08%  1.39%   84.46%

 LB GOVERNMENT BOND                   4.18%   11.25%  39.45%

 ML HIGH YIELD MASTER                 4.51%   11.40%  57.43%

 SB NON-U.S. DOLLAR WORLD GOVT. BOND  2.09%   0.88%   19.23%

MULTI-SECTOR INCOME FUNDS AVERAGE     2.71%   7.05%   N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Plus, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Class T's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 95 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998           PAST 1  LIFE OF
                                      YEAR    FUND

FIDELITY ADV STRATEGIC INCOME - CL T  7.72%   12.77%

FIDELITY ADV STRATEGIC INCOME - CL T  3.95%   11.68%
 (INCL. MAX. 3.50% SALES CHARGE)

FIDELITY STRATEGIC INC COMP.          8.00%   11.58%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Strategic Inc -CL T      FID Strategic Inc Comp.
ML High Yield Master
             00638                       F0086
ML002
  1994/10/31       9650.00                    10000.00
   10000.00
  1994/11/30       9698.40                     9921.26
    9914.94
  1994/12/31       9666.83                     9887.56
   10025.22
  1995/01/31       9774.68                     9962.57
   10166.88
  1995/02/28      10005.55                    10125.61
   10484.10
  1995/03/31      10150.73                    10301.07
   10630.00
  1995/04/30      10531.53                    10634.09
   10878.89
  1995/05/31      10927.88                    11037.19
   11218.77
  1995/06/30      10983.77                    11135.32
   11304.46
  1995/07/31      11072.01                    11192.91
   11433.70
  1995/08/31      11089.52                    11198.60
   11503.09
  1995/09/30      11286.98                    11390.44
   11634.70
  1995/10/31      11418.00                    11444.44
   11717.17
  1995/11/30      11545.52                    11595.55
   11831.55
  1995/12/31      11795.90                    11847.24
   12021.46
  1996/01/31      12059.74                    12046.81
   12211.32
  1996/02/29      11962.09                    11927.06
   12229.71
  1996/03/31      11923.53                    11944.14
   12196.49
  1996/04/30      12038.38                    12025.48
   12202.02
  1996/05/31      12122.02                    12090.46
   12290.02
  1996/06/30      12224.89                    12234.53
   12363.84
  1996/07/31      12298.60                    12369.42
   12447.78
  1996/08/31      12441.38                    12504.03
   12576.33
  1996/09/30      12830.13                    12784.11
   12846.16
  1996/10/31      12997.13                    12956.74
   12986.95
  1996/11/30      13251.26                    13230.23
   13249.51
  1996/12/31      13315.91                    13261.40
   13351.46
  1997/01/31      13391.70                    13301.40
   13454.07
  1997/02/28      13518.64                    13391.81
   13642.80
  1997/03/31      13222.75                    13220.01
   13491.28
  1997/04/30      13371.63                    13350.18
   13644.83
  1997/05/31      13720.32                    13643.22
   13916.32
  1997/06/30      13919.62                    13839.71
   14131.74
  1997/07/31      14194.54                    14081.77
   14470.87
  1997/08/31      14185.26                    14060.71
   14438.31
  1997/09/30      14518.67                    14317.94
   14684.83
  1997/10/31      14282.39                    14204.77
   14782.28
  1997/11/30      14393.11                    14326.98
   14914.67
  1997/12/31      14558.12                    14478.93
   15063.79
  1998/01/31      14805.33                    14640.74
   15284.46
  1998/02/28      14927.20                    14746.85
   15351.23
  1998/03/31      15058.21                    14828.66
   15483.52
  1998/04/30      15105.82                    14931.13
   15557.07
  1998/05/31      15036.26                    14938.88
   15657.71
  1998/06/30      14994.41                    14946.72
   15742.96
IMATRL PRASUN   SHR__CHT 19980630 19980722 123114 R00000000000047
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class T on October 31, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by June 30, 1998, the value of the investment would have grown to $14,994 - a 49.94% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds, did over the same period. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,743 - a 57.43% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (+84.46%), Lehman Brothers Government Bond Index (+39.45%), Merrill Lynch High Yield Master Index (+57.43%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (+19.23%), according to the fund's neutral mix *, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,947 - a 49.47% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT GRADE, 15%
EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.
TOTAL RETURN COMPONENTS

                  SIX MONTHS          YEARS ENDED DECEMBER 31,          OCTOBER 31, 1994
                  ENDED                                                 (COMMENCEMENT
                  JUNE 30,                                              OF OPERATIONS) TO
                                                                        DECEMBER 31,

                  1998                 1997    1996    1995             1994

DIVIDEND RETURNS  3.09%                7.29%   7.73%    8.65%           0.97%

CAPITAL RETURNS   -0.09%               2.04%   5.16%   13.37%           -0.80%
TOTAL RETURNS     3.00%                9.33%   12.89%  22.02%           0.17%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998  PAST 1       PAST 6        PAST 1
                             MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE          5.89(CENTS)  34.22(CENTS)  76.38(CENTS)

ANNUALIZED DIVIDEND RATE     6.43%        6.14%         6.74%

30-DAY ANNUALIZED YIELD      6.53%        -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.14 over the past one month, $11.23 over the past six months, and $11.34 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's 3.50% sales charge.
ADVISOR STRATEGIC INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                PAST 6  PAST 1  LIFE OF
                                           MONTHS  YEAR    FUND

FIDELITY ADV STRATEGIC INCOME - CL B       2.75%   7.01%   51.76%

FIDELITY ADV STRATEGIC INCOME - CL B       -2.25%  2.11%   48.76%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

FIDELITY STRATEGIC INC COMP.               3.23%   8.00%   49.47%

 JP EMBI PLUS                              -1.08%  1.39%   84.46%

 LB GOVERNMENT BOND                        4.18%   11.25%  39.45%

 ML HIGH YIELD MASTER                      4.51%   11.40%  57.43%

 SB NON-U.S. DOLLAR WORLD GOVT. BOND       2.09%   0.88%   19.23%

MULTI-SECTOR INCOME FUNDS AVERAGE          2.71%   7.05%   N/A

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the JP Morgan Emerging Markets Bond Index Plus, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Class B's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 95 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                 PAST 1  LIFE OF
                                            YEAR    FUND

FIDELITY ADV STRATEGIC INCOME - CL B        7.01%   12.05%

FIDELITY ADV STRATEGIC INCOME - CL B        2.11%   11.44%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

FIDELITY STRATEGIC INC COMP.                8.00%   11.58%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Strategic Inc -CL B      FID Strategic Inc Comp.
ML High Yield Master
             00639                       F0086
ML002
  1994/10/31      10000.00                    10000.00
   10000.00
  1994/11/30      10045.19                     9921.26
    9914.94
  1994/12/31       9993.77                     9887.56
   10025.22
  1995/01/31      10109.93                     9962.57
   10166.88
  1995/02/28      10342.97                    10125.61
   10484.10
  1995/03/31      10496.27                    10301.07
   10630.00
  1995/04/30      10883.14                    10634.09
   10878.89
  1995/05/31      11285.68                    11037.19
   11218.77
  1995/06/30      11326.35                    11135.32
   11304.46
  1995/07/31      11420.96                    11192.91
   11433.70
  1995/08/31      11431.98                    11198.60
   11503.09
  1995/09/30      11617.60                    11390.44
   11634.70
  1995/10/31      11755.36                    11444.44
   11717.17
  1995/11/30      11878.64                    11595.55
   11831.55
  1995/12/31      12127.76                    11847.24
   12021.46
  1996/01/31      12391.44                    12046.81
   12211.32
  1996/02/29      12283.74                    11927.06
   12229.71
  1996/03/31      12237.32                    11944.14
   12196.49
  1996/04/30      12347.83                    12025.48
   12202.02
  1996/05/31      12426.63                    12090.46
   12290.02
  1996/06/30      12525.39                    12234.53
   12363.84
  1996/07/31      12594.31                    12369.42
   12447.78
  1996/08/31      12733.18                    12504.03
   12576.33
  1996/09/30      13123.27                    12784.11
   12846.16
  1996/10/31      13286.86                    12956.74
   12986.95
  1996/11/30      13539.79                    13230.23
   13249.51
  1996/12/31      13599.52                    13261.40
   13351.46
  1997/01/31      13681.65                    13301.40
   13454.07
  1997/02/28      13803.67                    13391.81
   13642.80
  1997/03/31      13482.16                    13220.01
   13491.28
  1997/04/30      13638.86                    13350.18
   13644.83
  1997/05/31      13973.99                    13643.22
   13916.32
  1997/06/30      14181.74                    13839.71
   14131.74
  1997/07/31      14453.55                    14081.77
   14470.87
  1997/08/31      14423.79                    14060.71
   14438.31
  1997/09/30      14767.17                    14317.94
   14684.83
  1997/10/31      14518.78                    14204.77
   14782.28
  1997/11/30      14623.24                    14326.98
   14914.67
  1997/12/31      14769.60                    14478.93
   15063.79
  1998/01/31      15025.93                    14640.74
   15284.46
  1998/02/28      15128.43                    14746.85
   15351.23
  1998/03/31      15266.11                    14828.66
   15483.52
  1998/04/30      15306.75                    14931.13
   15557.07
  1998/05/31      15227.35                    14938.88
   15657.71
  1998/06/30      14876.00                    14946.72
   15742.96
IMATRL PRASUN   SHR__CHT 19980630 19980727 133515 R00000000000047
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class B on October 31, 1994, when the fund started. As the chart shows, by June 30, 1998, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $14,876 - a 48.76% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds, did over the same period. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,743 - a 57.43% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (+84.46%), Lehman Brothers Government Bond Index (+39.45%), Merrill Lynch High Yield Master Index (+57.43%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (+19.23%), according to the fund's neutral mix *, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,947 - a 49.47% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT GRADE, 15% EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.
TOTAL RETURN COMPONENTS

                                                                        OCTOBER 31, 1994
                  SIX MONTHS          YEARS ENDED DECEMBER 31,         (COMMENCEMENT
                  ENDED                                                 OF OPERATIONS) TO
                  JUNE 30                                               DECEMBER 31,

                  1998                1997    1996    1995              1994

DIVIDEND RETURNS  2.75%               6.58%   7.00%   7.78%             0.84%

CAPITAL RETURNS   0.00%               2.02%   5.14%   13.57%            -0.90%

TOTAL RETURNS     2.75%               8.60%   12.14%  21.35%            -0.06%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998  PAST 1       PAST 6        PAST 1
                             MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE          5.22(CENTS)  30.56(CENTS)  68.94(CENTS)

ANNUALIZED DIVIDEND RATE     5.70%        5.48%         6.07%

30-DAY ANNUALIZED YIELD      6.00%        -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $11.15 over the past one month, $11.24 over the past six months, and $11.36 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. ADVISOR STRATEGIC INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). If Class C shares 12b-1 fee had been reflected, returns between January 1, 1996 and November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months and past one year total return figures are 1%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV STRATEGIC INCOME - CL C       2.61%          6.80%        51.46%

FIDELITY ADV STRATEGIC INCOME - CL C       1.61%          5.81%        51.46%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

FIDELITY STRATEGIC INC COMP.               3.23%          8.00%        49.47%

 JP EMBI PLUS                              -1.08%         1.39%        84.46%

 LB GOVERNMENT BOND                        4.18%          11.25%       39.45%

 ML HIGH YIELD MASTER                      4.51%          11.40%       57.43%

 SB NON-U.S. DOLLAR WORLD GOVT. BOND       2.09%          0.88%        19.23%

MULTI-SECTOR INCOME FUNDS AVERAGE          2.71%          7.05%        N/A


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the JP Morgan Emerging Markets Bond Index Plus, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master Index and the Salomon Brothers Non-U.S. Dollar World Government. Bond Index weighted according to the fund's neutral mix. To measure how Class C's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 95 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                 PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV STRATEGIC INCOME - CL C        6.80%        11.99%

FIDELITY ADV STRATEGIC INCOME - CL C        5.81%        11.99%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

FIDELITY STRATEGIC INC COMP.                8.00%        11.58%

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Strategic Inc -CL C      FID Strategic Inc Comp.
ML High Yield Master
             00523                       F0086
ML002
  1994/10/31      10000.00                    10000.00
   10000.00
  1994/11/30      10040.92                     9921.26
    9914.94
  1994/12/31       9986.63                     9887.56
   10025.22
  1995/01/31      10103.43                     9962.57
   10166.88
  1995/02/28      10336.89                    10125.61
   10484.10
  1995/03/31      10490.99                    10301.07
   10630.00
  1995/04/30      10878.41                    10634.09
   10878.89
  1995/05/31      11281.55                    11037.19
   11218.77
  1995/06/30      11322.34                    11135.32
   11304.46
  1995/07/31      11416.95                    11192.91
   11433.70
  1995/08/31      11428.15                    11198.60
   11503.09
  1995/09/30      11614.14                    11390.44
   11634.70
  1995/10/31      11752.04                    11444.44
   11717.17
  1995/11/30      11875.70                    11595.55
   11831.55
  1995/12/31      12124.43                    11847.24
   12021.46
  1996/01/31      12388.64                    12046.81
   12211.32
  1996/02/29      12280.29                    11927.06
   12229.71
  1996/03/31      12233.85                    11944.14
   12196.49
  1996/04/30      12344.76                    12025.48
   12202.02
  1996/05/31      12423.74                    12090.46
   12290.02
  1996/06/30      12523.05                    12234.53
   12363.84
  1996/07/31      12592.39                    12369.42
   12447.78
  1996/08/31      12731.20                    12504.03
   12576.33
  1996/09/30      13122.19                    12784.11
   12846.16
  1996/10/31      13285.94                    12956.74
   12986.95
  1996/11/30      13539.30                    13230.23
   13249.51
  1996/12/31      13598.34                    13261.40
   13351.46
  1997/01/31      13680.79                    13301.40
   13454.07
  1997/02/28      13802.73                    13391.81
   13642.80
  1997/03/31      13480.38                    13220.01
   13491.28
  1997/04/30      13637.82                    13350.18
   13644.83
  1997/05/31      13973.52                    13643.22
   13916.32
  1997/06/30      14181.32                    13839.71
   14131.74
  1997/07/31      14453.68                    14081.77
   14470.87
  1997/08/31      14423.98                    14060.71
   14438.31
  1997/09/30      14768.14                    14317.94
   14684.83
  1997/10/31      14518.57                    14204.77
   14782.28
  1997/11/30      14605.77                    14326.98
   14914.67
  1997/12/31      14761.32                    14478.93
   15063.79
  1998/01/31      14999.68                    14640.74
   15284.46
  1998/02/28      15112.20                    14746.85
   15351.23
  1998/03/31      15245.53                    14828.66
   15483.52
  1998/04/30      15283.12                    14931.13
   15557.07
  1998/05/31      15199.93                    14938.88
   15657.71
  1998/06/30      15146.23                    14946.72
   15742.96
IMATRL PRASUN   SHR__CHT 19980630 19980722 123907 R00000000000047
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class C on October 31, 1994, when the fund started. As the chart shows, by June 30, 1998, the value of the investment, would have grown to $15,146 - a 51.46% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds, did over the same period. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,743 - a 57.43% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (+84.46%), Lehman Brothers Government Bond Index (+39.45%), Merrill Lynch High Yield Master Index (+57.43%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (+19.23%), according to the fund's neutral mix *, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,947 - a 49.47% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT GRADE, 15% EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.
TOTAL RETURN COMPONENTS
                              NOVEMBER 3, 1997
                  SIX MONTHS  (COMMENCEMENT
                  ENDED       OF SALE OF CLASS C
                  JUNE 30,    SHARES) TO
                              DECEMBER 31,

                  1998        1997

DIVIDEND RETURNS  2.61%       1.36%

CAPITAL RETURNS   0.00%       -0.09%

TOTAL RETURNS     2.61%       1.27%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998  PAST 1       PAST 6        LIFE OF
                             MONTH        MONTHS        CLASS

DIVIDENDS PER SHARE          5.05(CENTS)  28.93(CENTS)  44.16(CENTS)

ANNUALIZED DIVIDEND RATE     5.52%        5.20%         5.96%

30-DAY ANNUALIZED YIELD      N/A          -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $11.13 over the past one month, $11.22 over the past six months, and $11.26 over the life of class, you can compare the class' income over these two periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer, more stable, operating history.
FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
Globally, investment grade
fixed-income markets generated
positive returns in the first half of
1998. However, debt in the lower
credit tiers, domestically and in
emerging markets, experienced
pronounced volatility and
widening yield spreads. The U.S.
Treasury market generated strong
performance in the first half with
long-term bond yields finishing
June at their lowest level in over
20 years. The yield curve flattened
as long rates fell more than short
rates. Long-term interest rates
declined in response to benign
inflation, an unchanged monetary
policy and Asian instability that
pushed the dollar to an eight-year
high against the Japanese yen.
Foreign developed-market debt
also posted positive results in U.S.
dollar terms. Within the Salomon
Brothers World Government Bond
Index, European currency
strength relative to the dollar
resulted in broad gains. The U.K.
and Sweden led the way with
Japan and Switzerland delivering
the only negative results.
Increased volatility in the domestic
high yield market left yield
spreads wider. Dramatically lower
Asian currencies led many to
speculate about the export
competitiveness of U.S.
companies and the resulting
impact on their corporate
earnings. New issuance of high
yield debt escalated toward the
end of the first half, exacerbating
the upward pressure on yields.
The escalating banking crisis in
Japan, combined with the
brewing fiscal crisis in Russia,
increased spread volatility and
weakness in emerging market
debt issues in the second quarter.
NOTE TO SHAREHOLDERS: The following is an interview with John Carlson
(top), lead Portfolio Manager of Fidelity Advisor Strategic Income Fund, with additional comments from co-managers Curt Hollingsworth (top left) on U.S. government securities; Margaret Eagle (top right) on high-yield securities; Ian Spreadbury (bottom left) on foreign developed-market securities; and Brian Hogan (bottom right) on emerging-market investments.
Q. HOW DID THE FUND PERFORM, JOHN?
J.C. For the six months that ended June 30, 1998, the fund's Class A, Class T, Class B and Class C shares returned 3.03%, 3.00%, 2.75% and 2.61%, respectively. The multi-sector income funds average returned 2.71% during the same period, according to Lipper Analytical Services. The Fidelity Strategic Income Composite Index - which combines the performance of four indexes and is described at length on page 4 of this report - returned 3.23% over the past six months, while the Merrill Lynch High Yield Master Index returned 4.51%. For the 12 months that ended June 30, 1998, the fund's Class A, T, B and C shares returned 7.72%, 7.72%, 7.01% and 6.80%, respectively. The Lipper peer group, the Fidelity Strategic Income Composite Index and Merrill Lynch index returned 7.05%, 8.00% and 11.40%, respectively, during that time.
Q. BRIAN, HOW DID THE FUND'S EMERGING-MARKET DEBT INVESTMENTS FARE DURING THE PAST SIX MONTHS?
B.H. It was a period of pronounced volatility. Yield spreads - which measure the premium an investor pays for taking on risk - tightened versus U.S. government bonds in the beginning of the year as sentiment toward Asia turned favorable due to positive International Monetary Fund (IMF) negotiations. Global risk premiums, however, took a sharp turn upward later in the period for four reasons: the weakening Japanese yen; a renewal of negative sentiment toward Southeast Asian economies; heightened concerns regarding Russian liquidity; and declining commodity prices worldwide. In terms of performance, the fund's positions in both Bulgaria and Kazakhstan traded higher, as did a small position in Turkish currency. The fund's Bulgarian issues helped performance as evidence of positive monetary and fiscal developments became apparent. Turkey, meanwhile, contributed to performance on the heels of strong economic growth and a favorable IMF agreement. The fund made an opportunistic investment in Kazakhstan at attractive yields relative to the country's underlying market and economic prospects. While the fund's underweighting in Brazil - relative to the J.P. Morgan Emerging Markets Bond Index Plus - contributed to returns, security selection within the country negated the gains. Additionally, an underweighting in Argentina detracted from performance as the country's debt rallied, spurred on by strong economic growth and declining unemployment. Lastly, an outside-the-index investment in a large export-oriented Indonesian company hindered returns as negative sentiment toward that region overshadowed the company's favorable business prospects.
Q. TURNING TO YOU, CURT, HOW DID THE FUND'S U.S. GOVERNMENT-RELATED INVESTMENTS PERFORM DURING THE PERIOD?
C.H. The fund's U.S. government-related securities performed fairly well. During the course of the period, yields declined on both 3-year Treasury notes and 30-year Treasury bonds, and that was good news for bond prices. In terms of the backdrop that contributed to this climate, one important factor was the Federal Reserve Board's decision to leave interest rates unchanged. As a result of diminished concern regarding an interest-rate spike, yields dropped. Another factor was the overall inflation situation. The U.S. economy has been growing nicely for quite some time, and inflation has remained in check. Inflation erodes the value of bonds. Of the three investment baskets that I concentrate on - Treasuries, U.S. government agencies and mortgage-backed securities - Treasuries and agencies performed well. Examples of agency positions in the portfolio were Fannie Mae and Freddie Mac. I lowered the fund's mortgage weighting during the period, due mostly to the attractiveness of Treasuries and agencies, as well as to the fact that mortgage prepayments - which occur when the homeowner pays off the principal balance on the loan before maturity - were increasing. Going forward, I may add to the fund's mortgage positions in search of more attractive returns. I may also increase the fund's agency bonds.
Q. MARGARET, WHAT FACTORS PLAYED A KEY ROLE IN THE DIRECTION OF THE HIGH-YIELD MARKET DURING THE PERIOD?
M.E. During the first three months of the period, high-yield bonds continued to perform well. Two sectors in particular that contributed to the fund's performance were telecommunications and cable television. In the second quarter, though, the market gave back some gains as concerns over Asia crept into the landscape again. Credit quality - the main driver behind high-yield market performance - remained favorable throughout the period, and inflation remained stagnant. We also continued to see a good amount of merger and acquisition activity, with the AT&T and Tele-Communications, Inc. deal topping the list. Supply overtook demand slightly toward the end of May, but as the period came to a close, supply had begun to taper off. In terms of individual holdings, several of the fund's CLEC positions
- or competitive local exchange carriers - performed well. These included both Hyperion and Winstar Communications. Cable TV holdings that performed well included Adelphia and Time Warner. Pathmark Stores was also a nice contributor. Pathmark has endured its share of difficult times, but the company has benefited from strong geographic locations - mainly in New York and New Jersey - and also has focused on improving the overall image of its grocery stores. On a negative note, the fund's position in Evenflow and Spalding detracted from performance. The recent economic woes in Russia and Asia bear watching, especially since developments in those regions could have an indirect impact on the U.S. high-yield market and overall credit quality.
Q. IAN, WHAT WAS THE STORY WITH THE DEVELOPED, GLOBAL BOND MARKETS? I.S. The overall backdrop during the period was generally positive for global bonds. In Europe, for instance, many markets continued to benefit from progress made on the European Monetary Union (EMU) front. As countries strived to meet the requirements necessary for joining the EMU, fiscal and economic policies have converged and this has resulted in tighter fiscal and economic policies throughout Europe. One of the better-performing markets during the period was that of the United Kingdom, where yields were relatively higher than other countries and inflation was kept at bay. As the EMU has taken hold, one aspect is that we've seen more corporate bonds issued in Europe. I've tried to take advantage of this by increasing the fund's exposure to several asset-backed bonds. Going forward, I may emphasize corporate bonds as opportunities present themselves. Another move I made was to emphasize Italian bonds with shorter maturities and German bonds with longer maturities. This strategy - which was based on looking forward to a uniform currency - worked out well.
Q. TURNING BACK TO YOU, JOHN, WHAT'S YOUR OUTLOOK FOR EMERGING MARKETS OVER THE NEXT SIX MONTHS?
J.C. While each portfolio manager is the expert on the key drivers in their respective markets, the macro variables near term will most likely be, 1) Japan's progress in strengthening its economy, 2) U.S. interest rates, 3) corporate earnings, and 4) the U.S. dollar's strength.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

IAN SPREADBURY TALKS ABOUT A
UNIFORM CURRENCY IN EUROPE AND
HOW IT HAS INFLUENCED THE WAY
HE MANAGES HIS SUB-PORTFOLIO:
"As countries have met the
requirements necessary for
joining the EMU, we've seen a
convergence of economic and
fiscal policies throughout Europe.
As a result, the fund's credit and
quantitative team and I began to
look at three of the fund's major
investment areas - France,
Germany and Italy - almost as one.
"In particular, I made some moves
based on the yield curves for each
region. A yield curve is a graph that
shows how yields vary for bonds of
similar quality but different
maturities. Back in May, short-term
interest rates were high in Italy and
we felt they'd come down as the euro
neared. Looking forward nine
months, we determined that the
Italy curve would be only slightly
higher than the German curve.
After doing some work on it, we
concluded that it made sense for
us to move our Italian lira exposure
to the short end of the curve and
balance that by moving our German
Deutsche mark exposure to the long
end. Taking the two currencies
together, we were effectively
duration neutral. But on a
forward-looking basis, we should
be able to pick up some extra
return.
"Of course, these moves are
contingent upon the euro coming to
fruition. At this point, the
consensus seems to be that it
would take a major development
to throw it off course."

FUND FACTS
GOAL: a high level of current
income by investing primarily
in debt securities; as a
secondary objective, the fund
may seek capital appreciation
START DATE: October 31, 1994
SIZE: as of June 30, 1998,
more than $277 million
MANAGER: John Carlson, lead
manager, since 1996; Curt
Hollingsworth, U.S.
government investments, since
1997; Margaret Eagle,
high-yield investments, since
1996; Ian Spreadbury, foreign
developed-market investments,
since February 1998; and
Brian Hogan, emerging-market
investments since 1997
(checkmark)
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF JUNE 30, 1998

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S   % OF FUND'S INVESTMENTS
                                          INVESTMENTS   IN THESE HOLDINGS
                                                        6 MONTHS AGO

U.S. TREASURY OBLIGATIONS                 14.3          5.3

GERMAN REPUBLIC                           3.7           1.1

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  3.5           5.9

FANNIE MAE                                3.3           7.7

FREDDIE MAC                               2.6           4.1


TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

MEDIA & LEISURE     12.1          12.6

UTILITIES           11.1          12.1

TECHNOLOGY          3.0           2.4

RETAIL & WHOLESALE  2.2           2.8

SERVICES            1.7           1.1

QUALITY DIVERSIFICATION AS OF JUNE 30, 1998
(MOODY'S RATINGS)  %   % OF FUND'S INVESTMENTS
                   O   6 MONTHS AGO
                   F
                   F
                   U
                   N
                   D
                   '
                   S
                   I
                   N
                   V
                   E
                   S
                   T
                   M
                   E
                   N
                   T
                   S

AAA, AA, A         4   42.3
                   2
                   .
                   0

BAA                0   0.0
                   .
                   3

BA                 7   8.9
                   .
                   4

B                  2   27.7
                   6
                   .
                   4

CAA, CA, C         4   3.7
                   .
                   6

NOT RATED          6   4.2
                   .
                   3

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT JUNE 30, 1998 AND DECEMBER 31, 1997 ACCOUNT FOR 6.3% AND 4.2%, RESPECTIVELY OF THE FUND'S INVESTMENTS. ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1998 * AS OF DECEMBER 31, 1997**

CORPORATE BONDS 32.2%
U.S. GOVERNMENT AND
AGENCY OBLIGATIONS  29.0%
FOREIGN GOVERNMENT
OBLIGATIONS 24.4%
STOCKS 7.6%
OTHER 1.4%
SHORT-TERM
INVESTMENTS 5.4%
CORPORATE BONDS 33.7%
U.S. GOVERNMENT AND
AGENCY OBLIGATIONS  28.7%
FOREIGN GOVERNMENT
OBLIGATIONS 21.6%
STOCKS 9.9%
OTHER 2.8%
SHORT-TERM
INVESTMENTS 3.3%
ROW: 1, COL: 1, VALUE: 5.4
ROW: 1, COL: 2, VALUE: 1.4
ROW: 1, COL: 3, VALUE: 7.6
ROW: 1, COL: 4, VALUE: 24.4
ROW: 1, COL: 5, VALUE: 29.0
ROW: 1, COL: 6, VALUE: 32.2
ROW: 1, COL: 1, VALUE: 3.3
ROW: 1, COL: 2, VALUE: 2.8
ROW: 1, COL: 3, VALUE: 9.9
ROW: 1, COL: 4, VALUE: 21.6
ROW: 1, COL: 5, VALUE: 28.7
ROW: 1, COL: 6, VALUE: 33.7

* FOREIGN
 INVESTMENTS 30.0%
** FOREIGN
 INVESTMENTS 30.1%
INVESTMENTS JUNE 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


CORPORATE BONDS - 32.2%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
CONVERTIBLE BONDS - 0.0%
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc. 0%,
12/15/05 (d)(f)  - $ 10,000 $ 10,550
NONCONVERTIBLE BONDS - 32.2%
AEROSPACE & DEFENSE - 0.1%
Compass Aerospace Corp. 10 1/8%,
4/15/05 (f)  Caa  110,000  112,200
K & F Industries, Inc. 9 1/4%, 10/15/07  B3  90,000  90,675
  202,875
BASIC INDUSTRIES - 1.7%
CHEMICALS & PLASTICS - 0.4%
Huntsman Corp. 9 1/2%, 7/1/07 (f)  B2  340,000  341,700
Moll Industries 10 1/2%, 7/1/08 (f)  B3  120,000  122,400
Philipp Brothers Chemicals, Inc. 9 7/8%,
6/1/08 (f)  B3  500,000  504,375
  968,475
IRON & STEEL - 0.3%
CSN Iron SA 9 1/8%, 6/1/07  B1  300,000  240,750
Pohang Iron & Steel Ltd. yankee
6 5/8%, 7/1/03  Ba1  275,000  225,500
Republic Engineered Steels, Inc.
9 7/8%, 12/15/01  Caa  340,000  339,150
  805,400
PACKAGING & CONTAINERS - 0.4%
Gaylord Container Corp.:
 Series B, 9 3/4%, 6/15/07  B3  250,000  245,000
 9 3/8%, 6/15/07  B3  340,000  328,100
 9 7/8%, 2/15/08  Caa  630,000  604,800
  1,177,900
PAPER & FOREST PRODUCTS - 0.6%
APP Finance II Mauritius Ltd.:
 12%, 3/15/04  B3  225,000  154,125
 12%, 3/15/04  Caa  500,000  342,500
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Advanced Argo Public Company Ltd.
13%, 11/15/07 (f)  B2 $ 200,000 $ 199,000
Container Corp. of America:
 10 3/4%, 5/1/02  B1  70,000  75,950
 gtd.:
  9 3/4%, 4/1/03  B1  210,000  224,700
  11 1/4%, 5/1/04  B1  50,000  54,000
Florida Coast Paper Co. LLC/Florida Coast
Paper Finance Corp., Series B,
12 3/4%, 6/1/03  Caa  150,000  166,125
Indah Kiat International Finance Co. BV
2 1/2%, 6/15/06  Caa  125,000  100,625
Millar Western Forest 9 7/8%, 5/15/08 (f)  B3  215,000  210,700
Stone Container Corp. 11 7/8%, 8/1/16  B2  220,000  245,300
  1,773,025
TOTAL BASIC INDUSTRIES   4,724,800
DURABLES - 1.7%
AUTOS, TIRES, & ACCESSORIES - 0.6%
Breed Technologies, Inc. 9 1/4%, 4/15/08 (f)  B3  1,070,000  1,045,925
Federal-Mogul Corp. 7 7/8%, 7/1/10  Ba2  290,000  291,088
Morris Material Handling, Inc. 9 1/2%, 4/1/08 (f)  B2  109,000
101,370
Safelite Glass Corp. 9 7/8%, 12/15/06 (f)  B3  150,000  155,250
  1,593,633
CONSUMER DURABLES - 0.3%
Corning Consumer Products Co. 9 5/8%,
 5/1/08 (f)  B3  750,000  748,125
Simonds Industries 10 1/4%, 7/1/08 (f)  B3  90,000  90,000
  838,125
HOME FURNISHINGS - 0.5%
Sealy Corp., Inc. 10%, 12/18/08 (g)  -  500,000  470,000
Sealy Mattress Co. (f):
 9 7/8%, 12/15/07  B3  110,000  112,200
 0%, 12/15/07 (d)  B3  1,140,000  741,000
  1,323,200
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - CONTINUED
TEXTILES & APPAREL - 0.3%
Cluett American Corp. 10 1/8%, 5/15/08 (f)  B3 $ 240,000 $ 238,200
Polymer Group, Inc.:
 9%, 7/1/07  B2  220,000  222,750
 8 3/4%, 3/1/08 (f)  B2  102,000  102,000
Worldtex, Inc. 9 5/8%, 12/15/07  B1  210,000  210,000
  772,950
TOTAL DURABLES   4,527,908
ENERGY - 1.6%
COAL - 0.7%
Level 3 Communications, Inc. 9 1/4%, 5/1/08 (f)  B3  1,280,000
1,244,800
P&L Coal Holdings Corp. 9 5/8%, 5/15/08 (f)  B2  600,000  616,500
  1,861,300
OIL & GAS - 0.9%
Chesapeake Energy Corp. 9 5/8%, 5/1/05 (f)  B1  820,000  822,050
Gothic Production Corp. 11 1/4%, 5/1/05 (f)  B3  640,000  608,000
Great Lakes Carbon Corp. 10 1/4%, 5/15/08 (f)  B3  245,000  247,450
Hurricane Hydrocarbons Ltd. 11 3/4%,
 11/1/04 (f)  B3  225,000  218,250
Petroleos Mexicanos 9 1/2%, 9/15/27  BB  150,000  140,250
Seven Seas Petroleum, Inc. 12 1/2%,
5/15/05 (f)  Caa  160,000  160,000
Vintage Petroleum, Inc. 9%, 12/15/05  B1  320,000  328,400
  2,524,400
TOTAL ENERGY   4,385,700
FINANCE - 1.0%
ASSET-BACKED SECURITIES - 0.2%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19  Ba2  440,000  482,900
Sears Credit Account Master Trust II
7%, 1/15/04  Aaa  200,000  202,562
  685,462
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
BANKS - 0.0%
Korea Development Bank yankee
6 1/2%, 11/15/02  Ba2 $ 50,000 $ 41,655
CREDIT & OTHER FINANCE - 0.8%
Aames Financial Corp. 9 1/8%, 11/1/03  Ba3  60,000  58,800
CEX Holdings, Inc. 9 5/8%, 6/1/08 (f)  B2  220,000  222,200
Details Capital Corp. 0%, 11/15/07 (d)  Caa  200,000  123,500
Digital Television Services LLC 12 1/2%, 8/1/07 B3 360,000 410,400 Iridium Operating LLC/Iridium Capital Corp.:
11 1/4%, 7/15/05  B3  180,000  180,450
 10 7/8%, 7/15/05  B3  405,000  401,963
La Petite Academy, Inc. 10%, 5/15/08 (f)  B3  190,000  191,900
Ocwen Capital Trust 10 7/8%, 8/1/27  B2  90,000  98,100
Transwestern Public Co. LP/TWP Capital
9 5/8%, 11/15/07  B2  270,000  275,400
Winstar Equipment II Corp. 12 1/2%, 3/15/04  -  145,000  163,850
  2,126,563
TOTAL FINANCE   2,853,680
HEALTH - 1.1%
DRUGS & PHARMACEUTICALS - 0.3%
Global Health Sciences, Inc. 11%, 5/1/08 (f)  Caa  810,000  801,900
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
Graham-Field Health Products, Inc.
9 3/4%, 8/15/07  B3  410,000  369,000
MEDICAL FACILITIES MANAGEMENT - 0.7%
Everest Healthcare Services Corp.
9 3/4%, 5/1/08 (f)  B3  90,000  92,250
Fountain View, Inc. 11 1/4%, 4/15/08 (f)  Caa  220,000  223,850
Integrated Health Services, Inc.:
 9 1/2%, 9/15/07  B2  305,000  319,488
 Series A, 9 1/4%, 1/15/08  B2  320,000  332,000
Magellan Health Services, Inc. 9%,
2/15/08 (f)  B3  200,000  198,000
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Oxford Health Plans, Inc. 11%, 5/15/05 (f)  Caa $ 310,000 $ 317,750
Tenet Healthcare Corp. 8 5/8%, 1/15/07  Ba3  440,000  454,300
  1,937,638
TOTAL HEALTH   3,108,538
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
ELECTRICAL EQUIPMENT - 0.4%
Echostar Communications Corp. secured discount
0%, 6/1/04 (d)  B2  320,000  311,600
L-3 Communications Corp. 10 3/8%, 5/1/07  B2  80,000  88,000
Motors & Gears, Inc., Series D,
10 3/4%, 11/15/06  B3  410,000  434,600
Omnipoint Corp., Series A 11 5/8%, 8/15/06  B3  280,000  296,800
  1,131,000
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Goss Graphic System, Inc. 12%, 10/15/06  B2  350,000  358,750
International Knife & Saw, Inc.
11 3/8%, 11/15/06  B3  30,000  32,475
Specialty Equipment Companies, Inc.
11 3/8%, 12/1/03  B3  500,000  535,000
  926,225
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   2,057,225
MEDIA & LEISURE - 8.7%
BROADCASTING - 6.7%
Adelphia Communications Corp.:
 Series B, 9 1/4%, 10/1/02  B2  280,000  291,200
 9 1/2%, 2/15/04  B2  1,736,328  1,763,901
 9 7/8%, 3/1/07  B2  800,000  866,000
 8 3/8%, 2/1/08  B2  370,000  369,075
Allbritton Communications Co. 9 3/4%, 11/30/07 B3  1,000,000
1,110,000
Ascent Entertainment Group, Inc.
 0%, 12/15/04 (d)  B3  230,000  147,200
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Benedek Communications Corp.
0%, 5/15/06 (d)  B3 $ 140,000 $ 111,475
Century Communications Corp.
8 3/8%, 12/15/07  Ba3  20,000  20,500
Charter Communications LP/Charter
Communications Southeast Capital Corp.
11 1/4%, 3/15/06  B3  25,000  27,563
Citadel Broadcasting Co., Series B,
10 1/4%, 7/1/07  B3  380,000  418,000
Diamond Cable Communications PLC yankee (d):
 0%, 12/15/05  Caa  320,000  264,000
 0%, 2/15/07  Caa  130,000  95,875
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (d)  B3  1,110,000  1,018,425
Echostar DBS Corp. 12 1/2%, 7/1/02  Caa  450,000  500,625
Falcon Holding Group LP/Falcon Funding (f):
8 3/8%, 4/15/10  B2  380,000  382,850
 0%, 4/15/10 (d)  B2  615,000  398,213
Fox/Liberty Networks LLC/FLN Finance, Inc.
0%, 8/15/07 (d)  B1  155,000  107,725
FrontierVision Holdings LP/FrontierVision
Holdings Capital Corp. 0%, 9/15/07 (d)  Caa  901,000  696,023
Globo Communicacoes e Participacoes SA
10 5/8%, 12/5/08 (f)  B1  200,000  176,500
Granite Broadcasting Corp. 8 7/8%, 5/15/08 (f)  B3  615,000  624,225
Grupo Televisa SA de CV yankee 0%,
5/15/08 (d)  Ba2  425,000  345,313
HighwayMaster Communications, Inc. Series B,
13 3/4%, 9/15/05  Caa  430,000  309,600
Intermedia Capital Partners IV LP/Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06  B2  520,000  587,600
International Cabletel, Inc. 0%, 2/1/06 (d) . B3  450,000  365,625
Lenfest Communications, Inc.:
 8 3/8%, 11/1/05  Ba3  90,000  95,625
 8 1/4%, 2/15/08 (f)  B2  90,000  94,050
LIN Holdings Corp. 0%, 3/1/08 (d)(f)  B3  1,450,000  978,750
LIN Television Corp. 8 3/8%, 3/1/08 (f)  B2  300,000  306,000
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
NTL, Inc.:
10%, 2/15/07  B3 $ 780,000 $ 832,650
 0%, 4/1/08 (d)(f)  B3  850,000  552,500
Orbital Imaging Corp. 11 5/8%, 3/1/05 (f)  -  860,000  877,200
Orion Network Systems, Inc.:
 11 1/4%, 1/15/07  B2  230,000  254,150
 0%, 1/15/07 (d)  B2  520,000  392,600
Pegasus Communications Corp., Series B,
9 5/8%, 10/15/05  B3  20,000  20,550
Renaissance Media Group 0%, 4/15/08 (d)(f)  B3  310,000  192,975
TV Bandeirantes Ltd. 12 7/8%, 5/15/06 (f)  B2  200,000  168,000
Telewest PLC 0%, 10/1/07 (d)  B1  1,240,000  1,024,550
UIH Australia/Pacific, Inc. (d):
 Series B, 0%, 5/15/06   B2  990,000  584,100
 0%, 5/15/06  B2  170,000  100,300
United International Holdings, Inc. 0%,
2/15/08 (d)  B3  1,010,000  616,100
Young Broadcasting, Inc. Series B:
 9%, 1/15/06  B2  90,000  94,725
 8 3/4%, 6/15/07  B2  350,000  364,875
  18,547,213
ENTERTAINMENT - 1.5%
AMC Entertainment, Inc. 9 1/2%, 3/15/09  B2  130,000  129,350
Cinemark USA, Inc. 8 1/2%, 8/1/08 (Reg. S)  B2  310,000  303,025
Hollywood Theaters, Inc. 10 5/8%, 8/1/07  B3  190,000  196,175
Livent, Inc. 9 3/8%, 10/15/04  B1  300,000  300,750
Premier Parks, Inc.:
 9 1/4%, 4/1/06  B3  1,020,000  1,051,875
 0%, 4/1/08 (d)  B3  1,110,000  736,763
SFX Entertainment, Inc. 9 1/8%, 2/1/08 (f)  B3  200,000  196,000
Viacom, Inc. 8%, 7/7/06  B1  1,114,000  1,147,420
  4,061,358
LODGING & GAMING - 0.2%
Hard Rock Hotel, Inc. 9 1/4%, 4/1/05 (f)  B3  90,000  92,475
KSL Recreation Group, Inc. 10 1/4%, 5/1/07  B3  320,000  346,400
Sun International Hotels Ltd./Sun International
North America, Inc. yankee 9%, 3/15/07  Ba3  30,000  31,500
  470,375
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.1%
Perry Judds, Inc. 10 5/8%, 12/15/07 (f)  B3 $ 60,000 $ 62,550
Sun Media Corp. yankee:
 9 1/2%, 2/15/07  B2  40,000  42,000
 9 1/2%, 5/15/07  B2  28,000  29,400
Transwestern Holdings/TWP Capital Corp.
0%, 11/15/08 (d)  B3  50,000  33,250
  167,200
RESTAURANTS - 0.2%
AFC Enterprises, Inc. 10 1/4%, 5/15/07  B3  630,000  667,800
TOTAL MEDIA & LEISURE   23,913,946
NONDURABLES - 0.9%
BEVERAGES - 0.1%
Pepsi-Gemex SA de CV GEM
9 3/4%, 3/30/04  Ba3  250,000  254,375
FOODS - 0.6%
Aurora Foods, Inc. 8 3/4%, 7/1/08 (f)  B1  130,000  131,788
Del Monte Foods Co. 0%, 12/15/07 (d)(f)  Caa  390,000  253,500
Gorges/Quik-To-Fix Foods, Inc.
11 1/2%, 12/1/06  B3  1,300,000  1,280,500
Mastellone Hermanos SA 11 3/4%, 4/1/08 (f)  B1  125,000  124,375
  1,790,163
HOUSEHOLD PRODUCTS - 0.1%
AKI, Inc. 10 1/2%, 7/1/08 (f)  B2  100,000  101,000
Revlon Consumer Products Corp.
8 5/8%, 2/1/08  B3  160,000  160,000
  261,000
TOBACCO - 0.1%
North Atlantic Trading, Inc. 11%, 6/15/04  B3  200,000  200,000
TOTAL NONDURABLES   2,505,538
RETAIL & WHOLESALE - 2.0%
GENERAL MERCHANDISE STORES - 0.1%
Controladora Comercial Mexicana SA de CV
Comerci 9 3/8%, 4/14/05 (f)  BB-  150,000  144,000
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 1.2%
Disco SA 9 7/8%, 5/15/08 (f)  Ba3 $ 210,000 $ 198,450
Fleming Companies, Inc.:
 10 1/2%, 12/1/04  B3  110,000  113,575
 Series B, 10 5/8%, 7/31/07  B3  160,000  167,000
Jitney-Jungle Stores America, Inc.
10 3/8%, 9/15/07  B3  675,000  720,563
Marsh Supermarkets, Inc. 8 7/8%, 8/1/07  B2  230,000  235,175
Pathmark Stores, Inc.:
 11 5/8%, 6/15/02  Caa  890,000  898,900
 12 5/8%, 6/15/02  Caa  20,000  20,225
 9 5/8%, 5/1/03  Caa  480,000  486,000
Star Markets, Inc. 13%, 11/1/04  B3  320,000  358,000
Supermercados Norte 10 7/8%, 2/9/04 (f)  B1  250,000  240,000
  3,437,888
RETAIL & WHOLESALE, MISCELLANEOUS - 0.7%
Amazon.com, Inc. 0%, 5/1/08 (d)(f)  Caa  1,210,000  738,100
HMV Media Group PLC 10 1/4%, 5/15/08 (f)  B3  340,000  345,100
TM Group Holdings 11%, 5/15/08 (f)  B2  500,000  512,500
U.S. Office Products Co. 9 3/4%, 6/15/08 (f)  B3  290,000  287,100
  1,882,800
TOTAL RETAIL & WHOLESALE   5,464,688
SERVICES - 1.5%
ADVERTISING - 0.1%
Tri-State Outdoor Media Group
11%, 5/15/08 (f)  -  465,000  472,556
LEASING & RENTAL - 0.4%
Apcoa, Inc. 9 1/4%, 3/15/08 (f)  Caa  160,000  158,800
AP Holdings, Inc. 0%, 3/15/08 (d)(f)  Caa  900,000  535,500
Hollywood Entertainment Corp.
10 5/8%, 8/15/04  B3  400,000  408,000
  1,102,300
PRINTING - 0.3%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  720,000  757,800
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
SERVICES - CONTINUED
SERVICES - 0.7%
Medaphis Corp. 9 1/2%, 2/15/05 (f)  B2 $ 210,000 $ 203,700
Signature Resorts, Inc. 9 3/4%, 10/1/07  B3  780,000  758,550
SITEL Corp. 9 1/4%, 3/15/06 (f)  B2  80,000  76,400
Spin Cycle, Inc. unit 0%, 5/1/05 (d)(f)  -  260,000  183,300
Teligent, Inc.:
 11 1/2%, 12/1/07  Caa  150,000  151,875
 0%, 3/1/08 (d)(f)  Caa  350,000  193,375
Young American Corp. 11 5/8%, 2/15/06 (f)  B3  290,000  288,550
  1,855,750
TOTAL SERVICES   4,188,406
TECHNOLOGY - 2.5%
COMMUNICATIONS EQUIPMENT - 0.1%
Intermedia Communications, Inc.
8.60%, 6/1/08 (f)  B2  400,000  405,000
COMPUTER SERVICES & SOFTWARE - 1.4%
Concentric Network Corp. 12 3/4%, 12/15/07  -  540,000  575,100
DecisionOne Corp. 9 3/4%, 8/1/07  B3  480,000  460,800
DecisionOne Holdings Corp. unit
0%, 8/1/08 (d)  Caa  200,000  120,000
ICG Services, Inc. (d)(f):
 0%, 2/15/08  -  2,285,000  1,376,713
 0%, 5/1/08  -  50,000  29,250
PSINet, Inc. 10%, 2/15/05  B3  750,000  763,125
Verio, Inc. 10 3/8%, 4/1/05 (f)  B-  660,000  678,150
  4,003,138
ELECTRONIC INSTRUMENTS - 0.6%
Fisher Scientific International, Inc. 9%, 2/1/08 B3 520,000 517,400 High Voltage Engineering Corp.
10 1/2%, 8/15/04  B3  790,000  811,725
Telecommunications Techniques Co.
9 3/4%, 5/15/08 (f)  B3  285,000  289,988
  1,619,113
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
ELECTRONICS - 0.4%
Communications Instruments, Inc. 10%, 9/15/04  B3 $ 130,000 $ 132,600
Details, Inc. 10%, 11/15/05  B3  240,000  239,400
Samsung Electronics America, Inc.
9 3/4%, 5/1/03 (f)  Ba1  250,000  230,000
Stellex Industries, Inc. 9 1/2%, 11/1/07  B3  400,000  393,500
  995,500
TOTAL TECHNOLOGY   7,022,751
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.3%
Atlas Air, Inc. 9 1/4%, 4/15/08 (f)  B3  360,000  359,550
Kitty Hawk, Inc. 9.95%, 11/15/04  B1  370,000  384,800
  744,350
RAILROADS - 0.1%
TFM SA de CV 0%, 6/15/09 (d)  B2  300,000  186,000
SHIPPING - 0.2%
Amer Reefer Co. Ltd. 10 1/4%, 3/1/08 (f)  B1  190,000  190,000
International Shipholding Corp.
7 3/4%, 10/15/07  Ba3  140,000  136,850
Stena Line AB 10 5/8%, 6/1/08  B1  300,000  303,750
  630,600
TOTAL TRANSPORTATION   1,560,950
UTILITIES - 8.1%
CELLULAR - 2.0%
CTI Holdings SA 0%, 4/15/08 (d)(f)  B3  200,000  111,000
CellNet Data Systems, Inc. 0%, 10/1/07 (d)  -  360,000  192,600
Dolphin Telecom PLC 0%, 6/1/08 (d)(f)  Caa  280,000  158,200
ESAT Holdings Ltd. 0%, 2/1/07 (d)  Caa  360,000  265,500
Fonorola, Inc. 12 1/2%, 8/15/02  B2  1,020,000  1,127,100
Globalstar Capital Corp. 11 1/2%, 6/1/05 (f)  B3  330,000  321,338
MGC Communications, Inc. 13%, 10/1/04  Caa  170,000  163,200
McCaw International Ltd. 0%, 4/15/07 (d)  Caa  1,263,000  827,265
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
CELLULAR - CONTINUED
Millicom International Cellular SA 0%, 6/1/06 (d)  B3 $ 1,300,000 $
1,007,500
Nextel International, Inc. 12 1/8%, 4/15/08 (f)  Caa  320,000  185,600
Nextel Communications, Inc. (d):
 0%, 9/15/07  B2  313,000  211,275
 0%, 2/15/08 (f)  B2  750,000  481,875
Telesystem International Wireless, Inc.
0%, 6/30/07 (d)  Caa  710,000  465,050
  5,517,503
ELECTRIC UTILITY - 0.1%
Niagara Mohawk Power Corp.:
7 3/4%, 10/1/08  Ba3  70,000  71,663
 0%, 7/1/10 (d)  Ba3  140,000  95,900
  167,563
TELEPHONE SERVICES - 6.0%
Covad Communications Group unit
0%, 3/15/08 (d)(f)  -  610,000  311,100
DTI Holdings, Inc. unit 0%, 3/1/08 (d)(f)  -  1,390,000  750,600
Dobson Wireline Co. 12 1/4%, 6/15/08 (f)  -  490,000  478,975
e.spire Communications, Inc.:
 0%, 11/1/05 (d)  -  530,000  439,900
 0%, 4/1/06 (d)  -  500,000  390,000
 13 3/4%, 7/15/07  -  280,000  319,200
ESAT Telecom Group PLC 0%, 2/1/07 (d)  Caa  180,000  133,121
Facilicom International, Inc.
10 1/2%, 1/15/08 (f)  -  190,000  190,000
Firstworld Communications, Inc. unit 0%,
4/15/08 (d)(f)  -  410,000  182,450
Flag Ltd. 8 1/4%, 1/30/08 (f)  Ba3  320,000  323,200
GST Telecommunications, Inc.
12 3/4%, 11/15/07  -  480,000  555,600
GST USA, Inc. 0%, 12/15/05 (d)  -  630,000  510,300
GST Equipment Funding, Inc. 13 1/4%, 5/1/07  -  400,000  461,000
Global Crossing Holding Ltd. 9 5/8%,
5/15/08 (f)  -  360,000  374,850
Hermes Europe Railtel BV 11 1/2%, 8/15/07  B3  170,000  191,250
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Hyperion Telecommunications, Inc.:
 Series B, 0%, 4/15/03 (d)  B3 $ 360,000 $ 267,300
 12 1/4%, 9/1/04  B3  260,000  279,500
IXC Communications, Inc. 9%, 4/15/08 (f)  B3  130,000  128,700
Interamericas Communications Corp. unit
14%, 10/27/07 (f)  -  230,000  225,400
KMC Telecom Holdings, Inc. unit 0%,
2/15/08 (d)(f)  -  890,000  520,650
McLeodUSA, Inc.:
 9 1/4%, 7/15/07  B2  310,000  322,013
 8 3/8%, 3/15/08  B2  170,000  170,000
MetroNet Communications Corp. 0%,
6/15/08 (d)(f)  B3  750,000  464,063
Netia Holdings B.V.:
 10 1/4%, 11/1/07  B3  290,000  278,400
 0%, 11/1/07 (d)  B3  200,000  130,000
Nextlink Communications, Inc.
12 1/2%, 4/15/06  B3  1,210,000  1,364,275
Pathnet, Inc. unit 12 1/2%, 4/15/08 (f)  -  560,000  593,600
Qwest Communications, International, Inc.:
 10 7/8%, 4/1/07  Ba1  330,000  379,500
 0%, 10/15/07 (d)  Ba1  620,000  465,000
RSL Communications Ltd. 9 1/8%, 3/1/08  B3  1,000,000  965,000
RSL Communications Ltd./RSL Communications
PLC 12 1/4%, 11/15/06  B3  355,000  399,375
Rhythms NetConnections, Inc. unit
0%, 5/15/08 (d)(f)  -  440,000  213,400
Telegroup, Inc. 0%, 11/1/04 (d)  -  180,000  141,300
Transtel SA:
 12 1/2%, 11/1/07 (f)  B2  100,000  91,000
 12 1/2%, 11/1/07 (Reg. S)  B2  225,000  204,750
Tricom SA 11 3/8%, 9/1/04  B2  200,000  190,500
Versatel Telecom BV unit 13 1/4%, 5/15/08 (f)  -  340,000  357,000
Viatel, Inc. unit (f):
 0%, 4/15/08 (d)  Caa  315,000  192,938
 11 1/4%, 4/15/08  Caa  640,000  673,600
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Winstar Communications, Inc.:
 0%, 10/15/05 (d)  Caa $ 80,000 $ 67,600
 14 1/2%, 10/15/05  Caa  60,000  82,800
 10%, 3/15/08 (f)  -  350,000  348,250
 11%, 3/15/08 (f)  -  1,115,000  1,109,425
Winstar Equipment 12 1/2%, 3/15/04  B3  310,000  350,300
  16,587,185
TOTAL UTILITIES   22,272,251
TOTAL NONCONVERTIBLE BONDS   88,789,256
TOTAL CORPORATE BONDS
(Cost $88,472,052)   88,799,806
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 22.3%
U.S. TREASURY OBLIGATIONS - 14.3%
5 7/8%, 8/31/99  Aaa  5,990,000  6,013,421
10 3/4%, 8/15/05  Aaa  11,580,000  15,066,622
8 7/8%, 8/15/17  Aaa  6,315,000  8,609,113
9%, 11/15/18  Aaa  7,035,000  9,777,524
  39,466,680
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.0%
Fannie Mae 6.74%, 5/13/04  Aaa  780,000  815,950
Freddie Mac:
 6 3/4%, 4/5/04  Aaa  870,000  912,004
 7.70%, 9/20/04  Aaa  800,000  880,000
 5.825%, 2/9/06  Aaa  5,000,000  5,003,100
Federal Farm Credit Bank Medium Term Notes
 6.66%, 12/26/06  Aaa  1,000,000  1,053,440
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Government Loan Trusts (assets of Trust
guaranteed by U.S. Government through
Agency for International Development)
8 1/2%, 4/1/06  Aaa $ 200,000 $ 220,724
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
 Class 1-C, 9 1/4%, 11/15/01  Aaa  4,437,826  4,701,743
  Class 2-E, 9.40%, 5/15/02  Aaa  162,647  171,970
  Class T-3, 9 5/8%, 5/15/02  Aaa  68,625  72,560
Guaranteed Export Trust Certificates (assets
of Trust guaranteed by U.S. Government
through Export-Import Bank), Series 1995-A,
6.28%, 6/15/04  Aaa  1,440,000  1,458,043
Guaranteed Trade Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1997-A,
6.104%, 7/15/03  Aaa  1,008,333  1,014,444
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  684,000  702,174
State of Israel (guaranteed by U.S. Government
through Agency for International Development)
7 5/8%, 8/15/04  Aaa  4,300,000  4,718,949
U.S. Department of Housing and Urban
Development Government guaranteed
participation certificates Series 1995-A,
8.27%, 8/1/03  Aaa  210,000  232,901
  21,958,002
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $60,632,101)   61,424,682
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 6.7%
FREDDIE MAC - 0.2%
6%, 12/1/07  Aaa  85,491  85,294
8 1/2%, 3/1/20 . Aaa  357,727  376,293
  461,587
FANNIE MAE - 3.0%
5 1/2%, 5/1/11 to 8/1/12  Aaa  866,361  842,804
6%, 4/1/01 to 1/1/26  Aaa  3,317,177  3,290,694
6 1/2%, 5/1/08 to 6/1/24  Aaa  2,322,372  2,321,242
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
FANNIE MAE - CONTINUED
7 1/2%, 1/1/28 to 5/1/28  Aaa $ 929,971 $ 953,797
8%, 8/1/27 to 2/1/28  Aaa  48,306  50,002
8%, 8/1/28 (j)  Aaa  921,000  953,235
  8,411,774
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.5%
6%, 1/15/09 to 5/15/09  Aaa  1,107,752  1,106,710
6 1/2%, 4/15/26 to 5/15/26  Aaa  927,384  926,511
7%, 9/15/25 to 11/15/27  Aaa  1,930,524  1,961,300
7 1/2%, 2/15/25 to 3/15/28  Aaa  3,822,643  3,930,218
8%, 12/15/27  Aaa  857,101  888,170
11%, 2/15/16 to 10/15/18  Aaa  703,358  792,011
11 1/2%, 3/15/10  Aaa  61,715  68,884
  9,673,804
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $18,145,834)   18,547,165
FOREIGN GOVERNMENT OBLIGATIONS (H) - 24.4%
Argentinian Republic:
 Bote 2.218%, 4/3/00 (i)  Ba3  2,145  592
 BOCON 3.29%, 9/1/02 (i)  Ba3 ARS 376,839  310,855
 Brady:
  floating rate bond 6 5/8%,
   3/31/05 (bearer) (i)  Ba3  1,472,500  1,299,481
  par euro 5 3/4%, 3/31/23 (e)  Ba3  2,590,000  1,924,694
  discount euro 6 5/8%, 3/31/23 (i)  Ba3  800,000  649,500
 global bond:
  8.726%, 4/10/05 (i)  Ba3  210,000  210,000
  11 3/8%, 1/30/17  Ba3  1,175,000  1,248,438
  11 3/8%, 1/30/17  Ba3  220,000  233,750
 11 3/4%, 2/12/07  Ba3 ARS 130,000  122,867
 11 3/4%, 2/12/07 (f)  Ba3 ARS 250,000  236,283
Austrian Republic euro 4 1/2 %, 9/28/05 (k)  Aaa JPY 480,000
4,180,522
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) interest notes 6 5/8%,
12/15/15 (f)(i)  B1  1,360,060  753,980
FOREIGN GOVERNMENT OBLIGATIONS (H) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
Brazilian Federative Republic:
 Brady:
  debt conversion bond euro 6.69%, 4/15/12 (i) B1 $ 2,675,000 $
1,859,125
  capitalization bond 8%, 4/15/14  B1  3,091,959  2,272,589
  discount euro 6 5/8%, 4/15/24 (i)  B1  1,000,000  770,000
  par 5 1/2%, 4/15/24 (e)  B1  325,000  228,516
 global bond 10 1/8%, 5/15/27  B1  727,000  626,129
 IDU euro 6.88%, 1/1/01 (i)  B1  1,427,500  1,354,698
Bulgarian Republic (i):
 6.562%, 7/28/11  B2  325,000  231,969
 Brady:
  FLIRB A 2 1/4%, 7/28/12  B2  1,075,000  666,517
  discount 6.56%, 7/28/24  B2  1,655,000  1,266,075
Canadian Government 7%, 12/1/06  Aa1 CAD 8,200,000  6,206,357
City of Buenos Aires 11 1/4%, 4/11/07 (f)  B1  250,000  253,750
Ecuador Republic Brady:
 past due interest euro
  6 5/8%, 2/28/15 (bearer) (i)  B1  611,969  350,735
 par euro 3 1/2%, 2/28/25 (e)  B1  1,075,000  578,484
 discount euro 6 5/8%, 2/28/25 (i)  B1  350,000  243,250
German Republic 6%, 1/4/07  Aaa DEM 17,100,000  10,257,163
Italian Government 12%, 9/1/01 (k)  Aa3 ITL 9,000,000  6,122,223
Ivory Coast Brady (f)(i):
 FLIRB 2%, 3/30/18  -  703,000  230,233
 past due interest 2%, 3/30/18  -  624,000  231,660
Kazakhstan Republic 8 3/8%, 10/2/02  Ba3  400,000  360,000
Korean Republic 8 7/8%, 4/15/08  Ba1  480,000  438,300
Mexico Value recovery rights:
 6/30/03 discount A  BB+  729,000  -
 6/30/03 discount B  BB+  967,000  -
Moscow City 9 1/2%, 5/31/00 (Reg.)  B1  300,000  258,000
Panamanian Republic:
 Brady:
  interest reduction bond euro
   3 3/4%, 7/17/14 (i)  Ba1  450,000  334,125
  past due interest euro 6.563%, 7/17/19 (i)  Ba1  598,845  455,871 par 3 1/2%, 7/17/26 (e)  Ba1  550,000  360,250
 global bond 8 7/8%, 9/30/27  Baa  300,000  281,250
Peruvian Republic Brady (i):
 past due interest 4%, 3/7/17 (f)  B2  490,000  302,575
 FLIRB:
  3 1/4%, 3/7/17 (f)  B2  500,000  279,375
  3 1/4%, 3/7/17  B2  865,000  483,319
FOREIGN GOVERNMENT OBLIGATIONS (H) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
Poland Government Brady past due interest
4%, 10/27/14 (i)  Baa $ 400,000 $ 361,000
Polish Republic Brady par 3%, 10/27/24 (e)  Baa  400,000  264,500
Russian Government:
 9 1/4%, 11/27/01  B1  310,000  261,950
 11 3/4%, 6/10/03 (f)  B+  400,000  353,500
 euro 10%, 6/26/07  B1  700,000  534,625
Socialist Republic of Vietnam Brady
3%, 3/12/28 (e)  -  500,000  181,250
Treuhandanstalt 6 5/8%, 7/9/03  Aaa DEM 4,000,000  2,424,336
Turkish Government 23%, 5/26/99
(coupon linked to CPI) (i)(k)  - TRL 62,500,000  248,112
United Kingdom, Great Britain & Northern Ireland:
9 3/4%, 8/27/02  Aaa GBP 2,000,000  3,722,100
 8 3/4%, 8/25/17  Aaa GBP 1,200,000  2,714,964
United Mexican States:
 9 3/4%, 2/6/01  Ba2  250,000  260,313
 Brady:
  discount A, 6.59%, 12/31/19 (i)  Ba2  475,000  426,906
  discount B, 6.48%, 12/31/19 (i)  Ba2  630,000  566,213
  par A unit 6 1/4%, 12/31/19  Ba2  1,350,000  1,118,813
  par B unit 6 1/4%, 12/31/19  Ba2  1,450,000  1,201,688
 global bond 11 1/2%, 5/15/26  Ba2  2,155,000  2,445,925
Venezuelan Republic:
 Brady:
  debt conversion bond 6 5/8%, 12/18/07 (i)  Ba2  952,381  775,000 discount A 6.562%, 3/31/20 (i)  Ba2  300,000  245,250
  par A euro 6 3/4%, 3/31/20  Ba2  250,000  200,625
 Oil recovery rights 3/31/20  B+  3,685  -
 9 1/4%, 9/15/27  Ba2  817,000  631,133
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $69,096,026)   67,411,703
COMMON STOCKS - 0.1%
 SHARES
BASIC INDUSTRIES - 0.0%
CHEMICALS & PLASTICS - 0.0%
Foamex-JPS Automotive LP/Foamex JPS Capital Corp.
warrants 7/1/99 (a)  260  6,240
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
CS Wireless Systems, Inc. (a)(f)  10 $ -
HighwayMaster Communications, Inc. warrants
9/15/05 (a)(f)  480  960
Loral Orion Networks Systems, Inc. warrants (a):
1/15/07  480  7,200
 1/15/17  230  2,760
Orbital Imaging Corp. warrants 3/1/05 (f)  860  38,700
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)  570  2,850
  52,470
LEISURE DURABLES & TOYS - 0.0%
IHF Capital, Inc., Series I warrants 11/14/99 (a)(f)  270  8,100
TOTAL MEDIA & LEISURE   60,570
TECHNOLOGY - 0.0%
COMPUTER SERVICES & SOFTWARE - 0.0%
Concentric Network Corp. warrants 12/15/07 (a)(f)  540  72,900
UTILITIES - 0.1%
CELLULAR - 0.1%
MGC Communications, Inc. warrants 10/1/04 (a)(f)  170  10,200
McCaw International Ltd. warrants 4/15/07 (a)(f) 1,753 8,765 Microcell Telecommunications, Inc. warrants 6/1/06 (a)(f) 2,520 48,686
Nextel Communications, Inc. Class A (a)  1,997  49,675
Pagemart Nationwide, Inc. (non-vtg) (a)  2,100  18,900
Powertel, Inc. warrants 2/1/06 (a)  3,328  30,784
  167,010
TELEPHONE SERVICES - 0.0%
RSL Communications Ltd./RSL Communications PLC
warrants 11/15/06 (a)(f)  630  63,000
Source Media, Inc. warrants 11/1/07 (a)(f)  1,676  15,671
  78,671
TOTAL UTILITIES   245,681
TOTAL COMMON STOCKS
(Cost $191,099)   385,391
PREFERRED STOCKS - 7.5%
 SHARES VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 0.4%
MEDIA & LEISURE - 0.2%
LODGING & GAMING - 0.2%
Host Marriott Financial Trust $3.375  8,400 $ 441,000
UTILITIES - 0.2%
TELEPHONE SERVICES - 0.2%
IXC Communications, Inc. $3.375 (f)  10,000  475,625
NEXTLINK Communications, Inc. $3.25 (f)  3,000  155,625
  631,250
TOTAL CONVERTIBLE PREFERRED STOCKS   1,072,250
NONCONVERTIBLE PREFERRED STOCKS - 7.1%
FINANCE - 0.1%
INSURANCE - 0.1%
American Annuity Group Capital Trust II 8 3/4%  240  250,259
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
Fresenius Medical Care Capital Trust 9% (a)  251  261,354
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp. 12 1/8%, pay-in-kind  335  368,500
MEDIA & LEISURE - 3.2%
BROADCASTING - 2.9%
Adelphia Communications Corp. $13  5,345  641,400
American Radio Systems Corp. 11 3/8%, pay-in-kind 1,683 194,807 Benedek Communications Corp.
 11 1/2%, pay-in-kind (a)(f)  996  986,040
CSC Holdings, Inc. pay-in-kind:
 11 1/8%  15,264  1,747,728
 Series H, 11 3/4% (a)  4,110  473,678
Citadel Broadcasting Co., Series B, 13 1/4%, pay-in-kind  4,130
487,340
Granite Broadcasting Corp. 12 3/4%, pay-in-kind 434 507,780 PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
NTL, Inc. 13%, pay-in-kind  701 $ 828,933
SFX Broadcasting, Inc. 12 5/8%  1,060  118,720
Time Warner, Inc., Series M, 10 1/4%, pay-in-kind  1,806  2,006,918
  7,993,344
PUBLISHING - 0.3%
PRIMEDIA, Inc.:
 Series D, $10  5,733  601,965
 $9.20  1,600  163,200
  765,165
TOTAL MEDIA & LEISURE   8,758,509
RETAIL & WHOLESALE - 0.2%
GROCERY STORES - 0.2%
Nebco Evans Holding Co. 11 1/4%, pay-in-kind (a) 79 7,999 Supermarkets General Holdings Corp. $3.52, pay-in-kind (a) 12,725 391,294
  399,293
SERVICES - 0.2%
PRINTING - 0.2%
Von Hoffman Corp. 13 1/2%, pay-in-kind (a)(f)  20,000  645,000
TECHNOLOGY - 0.5%
COMMUNICATIONS EQUIPMENT - 0.4%
Intermedia Communications, Inc. 13 1/2%, pay-in-kind 986 1,163,480 COMPUTER SERVICES & SOFTWARE - 0.1%
Concentric Network Corp. 13 1/2% (f)  187  186,533
TOTAL TECHNOLOGY   1,350,013
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - 2.7%
CELLULAR - 0.8%
Nextel Communications, Inc. pay-in-kind:
 Series D, 13%  1,044 $ 1,143,180
 11 1/8% (f)  1,080  1,112,400
  2,255,580
TELEPHONE SERVICES - 1.9%
e.spire Communications, Inc. pay-in-kind:
 14 3/4%  211  253,200
 $127.50  609  644,018
Hyperion Telecommunications, Inc. 12 7/8%,
pay-in-kind (Reg.)  602  597,485
ICG Holdings, Inc. pay-in-kind:
 14%  517  600,880
 14 1/4%  696  814,320
IXC Communications, Inc. 12 1/2%, pay-in-kind  967  1,121,720
NEXTLINK Communications, Inc. 14%, pay-in-kind  9,592  563,530
Source Media, Inc. pay-in-kind  3,206  65,723
WinStar Communications, Inc. 14 1/4%  474  564,060
  5,224,936
TOTAL UTILITIES   7,480,516
TOTAL NONCONVERTIBLE PREFERRED STOCKS   19,513,444
TOTAL PREFERRED STOCKS
(Cost $19,946,847)   20,585,694
PURCHASED BANK DEBT - 0.1%
 MOODY'S PRINCIPAL
 RATINGS (B) AMOUNT (C)
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) loan under 1997
restructuring agreement 6 5/8%, 12/15/20 (i)
(Cost $213,864)  B1 $ 490,000  231,525
SOVEREIGN LOAN PARTICIPATIONS - 1.3%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
Algerian Republic loan participation -
The Chase Manhattan Bank 7.313%,
3/4/00 (i)  - $ 350,000 $ 325,500
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) loan participation
restructured under 1997 agreement (i):
  The Chase Manhattan Bank 6.56%,
   12/15/20   -  3,720,000  1,757,700
  Lehman Commercial Paper, Inc. 6.72%,
   12/15/20  -  750,000  354,375
Bank for Foreign Economic Affairs of Russia
(VnesheconombankBa) loan participation
restructured under 1997 agreement (i):
  BankBoston Corp. 6.72%, 12/15/20  -  80,000  37,800
  ING Bank NV 6 5/8%, 12/15/20  -  250,000  118,125
  Merrill Lynch, Pierce, Fenner & Smith, Inc.
  6.72%, 12/15/20  -  200,000  94,500
  Morgan (J.P.) Securities, Inc. 6 5/8%,
   12/15/20   -  650,000  307,125
  Paribus Capital Markets 6.72%, 12/15/20   -  400,000  189,000
Morrocan Kingdom loan participation, Series A (i):
 The Chase Manhattan Bank 6.56%, 1/1/09  -  200,000  170,750
 ING Bank NV 6.56%, 1/1/09   -  250,000  213,438
 Morgan Guaranty Trust Company of New York
 6.56%, 1/1/09  -  125,000  106,719
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $4,176,102)   3,675,032
CASH EQUIVALENTS - 5.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.66%, dated
6/30/98 due 7/1/98  $ 15,021,361  15,019,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $275,892,925)   $ 276,079,998
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest Reduction
  Bonds
CURRENCY ABBREVIATIONS
ARS - Argentine peso
CAD - Canadian dollar
DEM - German deutsche mark
GBP - British pound
ITL - Italian lira
JPY - Japanese yen
TRL - Turkish lira
LEGEND
(a) Non-income producing
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $39,905,703 or 14.4% of net assets.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Sealy Corp., Inc. 10%,
12/18/08  2/23/98 $ 465,752
(h) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(k) Principal amount in thousands
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 42.0% AAA, AA, A 41.9%
Baa 0.3% BBB  0.7%
Ba 7.3% BB  11.1%
B 26.0% B  22.0%
Caa 4.6% CCC  2.7%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 6.3%. FMR has determined that unrated debt securities that are lower quality account for 6.3% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   70.0%
Germany    4.6
Canada   3.5
United Kingdom   2.9
Brazil   2.8
Argentina   2.6
Mexico   2.6
Italy   2.2
Russian Republic   1.9
Austria   1.5
Others (individually less than 1%)   5.4
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $276,101,870. Net unrealized depreciation aggregated $21,872, of which $6,820,133 related to appreciated investment securities and $6,842,005 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                             JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                $ 276,079,998
AGREEMENTS OF $15,019,000) (COST $275,892,925) -
SEE ACCOMPANYING SCHEDULE

FOREIGN CURRENCY HELD AT VALUE (COST $1,218)                             1,205

RECEIVABLE FOR INVESTMENTS SOLD                                          1,742,569

RECEIVABLE FOR FUND SHARES SOLD                                          1,151,237

DIVIDENDS RECEIVABLE                                                     231,874

INTEREST RECEIVABLE                                                      4,433,449

OTHER RECEIVABLES                                                        888

PREPAID EXPENSES                                                         3,914

 TOTAL ASSETS                                                            283,645,134

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 2,786

PAYABLE FOR INVESTMENTS PURCHASED                            3,806,545
REGULAR DELIVERY

 DELAYED DELIVERY                                            954,540

PAYABLE FOR FUND SHARES REDEEMED                             603,512

DISTRIBUTIONS PAYABLE                                        251,414

ACCRUED MANAGEMENT FEE                                       135,197

DISTRIBUTION FEES PAYABLE                                    98,274

OTHER PAYABLES AND ACCRUED EXPENSES                          115,987

 TOTAL LIABILITIES                                                       5,968,255

NET ASSETS                                                              $ 277,676,879

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 277,174,437

UNDISTRIBUTED NET INVESTMENT INCOME                                      1,593,223

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                    (1,264,007)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                173,226
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                              $ 277,676,879


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                            JUNE 30, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $11.08
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($8,002,493 (DIVIDED BY) 722,218 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $11.08)         $11.63

CLASS T:                                                       $11.08
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($180,943,592 (DIVIDED BY) 16,329,605 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $11.08)         $11.48

CLASS B:                                                       $11.10
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($74,219,023 (DIVIDED BY) 6,687,325 SHARES) A

CLASS C:                                                       $11.08
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($7,410,259 (DIVIDED BY) 668,965 SHARES) A

INSTITUTIONAL CLASS:                                           $11.14
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($7,101,512 (DIVIDED BY) 637,407 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                       $ 1,003,703
DIVIDENDS

INTEREST                                                                 8,118,482

 TOTAL INCOME                                                            9,122,185

EXPENSES

MANAGEMENT FEE                                            $ 646,972

TRANSFER AGENT FEES                                        225,785

DISTRIBUTION FEES                                          492,694

ACCOUNTING FEES AND EXPENSES                               45,400

NON-INTERESTED TRUSTEES' COMPENSATION                      379

CUSTODIAN FEES AND EXPENSES                                20,509

REGISTRATION FEES                                          94,345

AUDIT                                                      18,901

LEGAL                                                      6,852

REPORTS TO SHAREHOLDERS                                    16,026

MISCELLANEOUS                                              844

 TOTAL EXPENSES BEFORE REDUCTIONS                          1,568,707

 EXPENSE REDUCTIONS                                        (20,704)      1,548,003

NET INVESTMENT INCOME                                                    7,574,182

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     (867,924)

 FOREIGN CURRENCY TRANSACTIONS                             (39,039)      (906,963)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (1,676,911)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              17,838        (1,659,073)

NET GAIN (LOSS)                                                          (2,566,036)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 5,008,146
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                         SIX MONTHS ENDED  YEAR ENDED
                                                         JUNE 30, 1998     DECEMBER 31,
                                                         (UNAUDITED)       1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 7,574,182       $ 11,535,543
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 (906,963)         5,548,328

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (1,659,073)       (2,667,312)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          5,008,146         14,416,559
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (6,551,824)       (11,341,743)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   -                 (5,678,734)

 TOTAL DISTRIBUTIONS                                      (6,551,824)       (17,020,477)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              95,126,036        43,274,917

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 93,582,358        40,670,999

NET ASSETS

 BEGINNING OF PERIOD                                      184,094,521       143,423,522

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 277,676,879     $ 184,094,521
INCOME OF $1,593,223 AND $570,865, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                       SIX MONTHS ENDED  YEARS ENDED
                                                       JUNE 30, 1998     DECEMBER 31,

                                                       (UNAUDITED)       1997         1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 11.090          $ 11.250     $ 11.010

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .389               .802         .267

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.053)             .198         .493

 TOTAL FROM INVESTMENT OPERATIONS                       .336               1.000        .760

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.346)             (.790)       (.280)

 FROM NET REALIZED GAIN                                 -                  (.370)       (.240)

 TOTAL DISTRIBUTIONS                                    (.346)             (1.160)      (.520)

NET ASSET VALUE, END OF PERIOD                         $ 11.080          $ 11.090     $ 11.250

TOTAL RETURN B, C                                       3.03%              9.24%        6.95%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 8,002           $ 3,379      $ 587

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.25% A, F         1.25% F      1.25% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER           1.25% A            1.24% G      1.25% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    7.09% A            7.16%        7.32% A

PORTFOLIO TURNOVER RATE                                 132% A             140%         119%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS T
                                 SIX MONTHS ENDED         YEARS ENDED DECEMBER 31,
                                 JUNE 30, 1998

                                 (UNAUDITED)       1997       1996     1995      1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING       $ 11.090          $ 11.250   $ 11.000  $ 9.920   $ 10.000
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .392 D            .814 D     .813 D    .885      .064 D

 NET REALIZED AND UNREALIZED      (.060)            .194       .542      1.231     (.046)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT            .332              1.008      1.355     2.116     .018
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       (.342)            (.798)     (.805)    (.806)    (.098)

 FROM NET REALIZED GAIN           -                 (.370)     (.300)    (.230)    -

 TOTAL DISTRIBUTIONS              (.342)            (1.168)    (1.105)   (1.036)   (.098)

NET ASSET VALUE, END OF PERIOD   $ 11.080         $ 11.090   $ 11.250  $ 11.000  $ 9.920

TOTAL RETURN B, C                 3.00%             9.33%      12.89%    22.02%    .17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 180,944        $ 119,204  $ 99,327  $ 52,626  $ 10,687
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE      1.20% A           1.20%      1.23%     1.35% F   1.35% A, F
NET ASSETS

RATIO OF EXPENSES TO AVERAGE      1.20%  A          1.19% G    1.22% G   1.35%     1.35% A
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME    7.11% A           7.21%      7.34%     7.28%     5.80% A
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE           132% A            140%       119%      193%      104% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B
                                 SIX MONTHS ENDED        YEARS ENDED DECEMBER 31,
                                 JUNE 30, 1998

                                 (UNAUDITED)       1997      1996      1995      1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING       $ 11.100          $ 11.260  $ 11.010  $ 9.910   $ 10.000
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .357 D             .740 D    .743 D    .820      .072 D

 NET REALIZED AND UNREALIZED      (.051)             .194      .538      1.237     (.078)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT            .306               .934      1.281     2.057     (.006)
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       (.306)             (.724)    (.731)    (.727)    (.084)

 FROM NET REALIZED GAIN           -                  (.370)    (.300)    (.230)    -

 TOTAL DISTRIBUTIONS              (.306)             (1.094)   (1.031)   (.957)    (.084)

NET ASSET VALUE, END OF PERIOD   $ 11.100          $ 11.100  $ 11.260  $ 11.010  $ 9.910

TOTAL RETURN B, C                 2.75%              8.60%     12.14%    21.35%    (.06)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 74,219          $ 54,562  $ 37,403  $ 26,654  $ 9,379
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE      1.86% A            1.86%     1.88%     2.10% F   2.10% A, F
NET ASSETS

RATIO OF EXPENSES TO AVERAGE      1.86% A            1.85% G   1.87% G   2.10%     2.10% A
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME    6.44% A            6.55%     6.69%     6.53%     5.06% A
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE           132% A             140%      119%      193%      104% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF SALE OF OPERATIONS) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS C
                                                       SIX MONTHS ENDED  YEAR ENDED
                                                       JUNE 30, 1998     DECEMBER 31,

                                                       (UNAUDITED)       1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 11.080          $ 11.400

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .335               .105

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.046)             .037

 TOTAL FROM INVESTMENT OPERATIONS                       .289               .142

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.289)             (.152)

 FROM NET REALIZED GAIN                                 -                  (.310)

 TOTAL DISTRIBUTIONS                                    (.289)             (.462)

NET ASSET VALUE, END OF PERIOD                         $ 11.080          $ 11.080

TOTAL RETURN B, C                                       2.61%              1.27%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 7,410           $ 659

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 2.10% A, F         2.10% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    6.16% A            6.30% A

PORTFOLIO TURNOVER RATE                                 132% A             140%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                SIX MONTHS ENDED  YEARS ENDED DECEMBER 31,
                                                JUNE 30, 1998

                                                (UNAUDITED)       1997      1996      1995 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $ 11.140          $ 11.300  $ 11.030  $ 10.890

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                           .403 D             .830 D    .826 D    .456

 NET REALIZED AND UNREALIZED GAIN (LOSS)         (.053)             .186      .548      .340

 TOTAL FROM INVESTMENT OPERATIONS                .350               1.016     1.374     .796

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      (.350)             (.806)    (.804)    (.426)

 FROM NET REALIZED GAIN                          -                  (.370)    (.300)    (.230)

 TOTAL DISTRIBUTIONS                             (.350)             (1.176)   (1.104)   (.656)

NET ASSET VALUE, END OF PERIOD                  $ 11.140          $ 11.140  $ 11.300  $ 11.030

TOTAL RETURN B, C                                3.15%              9.36%     13.04%    7.47%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)         $ 7,102           $ 6,289   $ 6,107   $ 107

RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.10% A, F         1.10% F   1.10% F   1.10% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER    1.10% A            1.09% G   1.10%     1.10% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE        7.22% A            7.31%     7.47%     7.53% A
NET ASSETS

PORTFOLIO TURNOVER RATE                          132% A             140%      119%      193%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Income (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED
may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $470,000 or 0.2% of net assets.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $3,675,032 or 1.3% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $223,807,095 and $134,876,175, respectively, of which U.S. government and government agency obligations aggregated $69,541,458 and $45,904,507, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays (FIIA(U.K.)L) a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .15%

CLASS T    .25%

CLASS B    .90% *

CLASS C    1.00% **

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 3,849    $ 70

CLASS T    175,755    1,001

CLASS B    291,517    211,008

CLASS C    21,573     21,573

          $ 492,694  $ 233,652

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A                 $1,407

CLASS T                 11,921

CLASS B                 11,683

CLASS C                 2,537

INSTITUTIONAL CLASS     101

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 48,931   $ 14,514

CLASS T    171,396    62,771

CLASS B    47,575     47,575*

CLASS C    1,494      1,494*

          $ 269,396  $ 126,354

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 7,007    .27 *

CLASS T                 142,470   .20 *

CLASS B                 64,604    .20 *

CLASS C                 5,703     .27 *

INSTITUTIONAL CLASS     6,001     .19 *

                       $ 225,785

* ANNUALIZED..
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               1.25%        $ 4,763

CLASS C               2.10%         10,716

INSTITUTIONAL CLASS   1.10%         4,089

                                   $ 19,568

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,136 under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 15% of the outstanding shares of the fund.
7. CREDIT RISK.
The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.
8. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS ENDED   YEAR ENDED

                            JUNE 30,           DECEMBER 31,

                            1998               1997A

FROM NET INVESTMENT INCOME

CLASS A                     $ 156,006          $ 128,164

CLASS T                      4,315,867          7,824,627

CLASS B                      1,770,799          2,941,590

CLASS C                      109,391            5,711

INSTITUTIONAL CLASS          199,761            441,651

TOTAL                       $ 6,551,824        $ 11,341,743

FROM NET REALIZED GAIN

CLASS A                     $ -                $ 93,953

CLASS T                      -                  3,695,167

CLASS B                      -                  1,668,813

CLASS C                      -                  16,228

INSTITUTIONAL CLASS          -                  204,573

TOTAL                       $ -                $ 5,678,734

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                           DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                JUNE 30,           DECEMBER 31,  JUNE 30,           DECEMBER 31,

                                1998               1997 A        1998               1997 A



CLASS A                          477,783            265,146      $ 5,361,767        $ 3,006,773
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    11,475             17,057        128,529            191,271

SHARES REDEEMED                  (71,900)           (29,534)      (806,512)          (335,583)

NET INCREASE (DECREASE)          417,358            252,669      $ 4,683,784        $ 2,862,461

CLASS T                          7,125,226          4,933,967    $ 80,165,496       $ 55,635,680
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    306,755            837,190       3,445,316          9,389,799

SHARES REDEEMED                  (1,847,056)        (3,857,473)   (20,743,707)       (43,554,684)

NET INCREASE (DECREASE)          5,584,925          1,913,684    $ 62,867,105       $ 21,470,795

CLASS B                          2,131,476          1,951,957    $ 23,953,573       $ 22,125,314
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    118,021            332,029       1,325,910          3,727,875

SHARES REDEEMED                  (476,161)          (691,264)     (5,349,240)        (7,851,913)

NET INCREASE (DECREASE)          1,773,336          1,592,722    $ 19,930,243       $ 18,001,276

CLASS C                          683,666            75,453       $ 7,667,222        $ 858,758
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    7,457              1,548         83,481             17,203

SHARES REDEEMED                  (81,669)           (17,490)      (918,012)          (199,505)

NET INCREASE (DECREASE)          609,454            59,511       $ 6,832,691        $ 676,456

INSTITUTIONAL CLASS              175,769            146,268      $ 1,978,961        $ 1,658,979
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    16,465             53,502        185,615            603,021

SHARES REDEEMED                  (119,434)          (175,667)     (1,352,363)        (1,998,071)

NET INCREASE (DECREASE)          72,800             24,103       $ 812,213          $ 263,929


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
10. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 8,352

CLASS T                42,092

CLASS B                19,076

CLASS C                13,634

INSTITUTIONAL CLASS    11,191

                      $ 94,345

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on May 13, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of the fund's net asset value held on the record date for the meeting.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
                # OF              % OF
                VOTES CAST        VOTES CAST
RALPH F. COX
AFFIRMATIVE    5,513,057,509.17   98.706

WITHHELD       72,246,260.29      1.294

TOTAL          5,585,303,769.46   100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE    5,512,454,390.29   98.696

WITHHELD       72,849,379.17      1.304

TOTAL          5,585,303,769.46   100.000

ROBERT M. GATES
AFFIRMATIVE    5,512,847,434.74   98.703

WITHHELD       72,456,334.72      1.297

TOTAL          5,585,303,769.46   100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE    5,512,807,228.31   98.702

WITHHELD       72,496,541.15      1.298

TOTAL          5,585,303,769.46   100.000

E. BRADLEY JONES
AFFIRMATIVE    5,511,475,475.05   98.678

WITHHELD       73,828,294.41      1.322

TOTAL          5,585,303,769.46   100.000

DONALD J. KIRK
AFFIRMATIVE    5,513,202,285.94   98.709

WITHHELD       72,101,483.52      1.291

TOTAL          5,585,303,769.46   100.000

               # OF               % OF
               VOTES CAST         VOTES CAST
PETER S. LYNCH
AFFIRMATIVE    5,514,183,139.14   98.727

WITHHELD       71,120,630.32      1.273

TOTAL          5,585,303,769.46   100.000

WILLIAM O. MCCOY
AFFIRMATIVE    5,513,955,599.52   98.723

WITHHELD       71,348,169.94      1.277

TOTAL          5,585,303,769.46   100.000

GERALD C. MCDONOUGH
AFFIRMATIVE    5,512,597,856.77   98.698

WITHHELD       72,705,912.69      1.302

TOTAL          5,585,303,769.46   100.000

MARVIN L. MANN
AFFIRMATIVE    5,514,046,328.29   98.724

WITHHELD       71,257,441.17      1.276

TOTAL          5,585,303,769.46   100.000

ROBERT C. POZEN
AFFIRMATIVE    5,514,496,636.51   98.732

WITHHELD       70,807,132.95      1.268

TOTAL          5,585,303,769.46   100.000

THOMAS R. WILLIAMS
AFFIRMATIVE    5,512,287,386.41   98.693

WITHHELD       73,016,383.05      1.307

TOTAL          5,585,303,769.46   100.000

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. as independent accountants of the funds.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    148,821,510.33   95.016

AGAINST        878,428.46       .561

ABSTAIN        6,927,617.14     4.423

TOTAL          156,627,555.93   100.000

PROPOSAL 3
To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.
               # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    3,423,162,411.38   78.689

AGAINST        66,349,261.56      1.525

ABSTAIN        860,718,039.45     19.786

TOTAL          4,350,229,712.39   100.000

BROKER         1,235,074,057.07
 NON-VOTES



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda Fidelity International Investment Advisors (U.K.) Limited London, England
Fidelity Investments Japan Limited,
Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Curt Hollingsworth, Vice President
Margaret L. Eagle, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
STRATEGIC INCOME
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7   THE MANAGERS' REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    11  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           12  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  37  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 46  NOTES TO THE FINANCIAL STATEMENTS.

PROXY VOTING RESULTS  56


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998              PAST 6  PAST 1   LIFE OF
                                         MONTHS  YEAR     FUND

FIDELITY ADV STRATEGIC INCOME - INST CL  3.15%   7.90%    56.35%

FIDELITY STRATEGIC INC COMP.             3.23%   8.00%    49.47%

 JP EMBI PLUS                            -1.08%  1.39%    84.46%

 LB GOVERNMENT BOND                      4.18%   11.25%   39.45%

 ML HIGH YIELD MASTER                    4.51%   11.40%   57.43%

 SB NON-U.S. DOLLAR WORLD GOVT. BOND     2.09%   0.88%    19.23%

MULTI-SECTOR INCOME FUNDS AVERAGE        2.71%   7.05%    N/A

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the JP Morgan Emerging Markets Bond Index Plus, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 95 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998   PAST 1   LIFE OF
                              YEAR     FUND

FIDELITY ADV STRATEGIC INCOME - INST CL  7.90%  12.96%

FIDELITY STRATEGIC INC COMP.             8.00%  11.58%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Strategic Inc -CL I      FID Strategic Inc Comp.
ML High Yield Master
             00648                       F0086
ML002
  1994/10/31      10000.00                    10000.00
   10000.00
  1994/11/30      10050.16                     9921.26
    9914.94
  1994/12/31      10017.44                     9887.56
   10025.22
  1995/01/31      10129.20                     9962.57
   10166.88
  1995/02/28      10368.45                    10125.61
   10484.10
  1995/03/31      10518.89                    10301.07
   10630.00
  1995/04/30      10913.50                    10634.09
   10878.89
  1995/05/31      11324.23                    11037.19
   11218.77
  1995/06/30      11382.14                    11135.32
   11304.46
  1995/07/31      11496.09                    11192.91
   11433.70
  1995/08/31      11515.97                    11198.60
   11503.09
  1995/09/30      11722.27                    11390.44
   11634.70
  1995/10/31      11858.92                    11444.44
   11717.17
  1995/11/30      11991.80                    11595.55
   11831.55
  1995/12/31      12262.15                    11847.24
   12021.46
  1996/01/31      12535.82                    12046.81
   12211.32
  1996/02/29      12434.95                    11927.06
   12229.71
  1996/03/31      12406.66                    11944.14
   12196.49
  1996/04/30      12523.21                    12025.48
   12202.02
  1996/05/31      12607.92                    12090.46
   12290.02
  1996/06/30      12714.41                    12234.53
   12363.84
  1996/07/31      12791.31                    12369.42
   12447.78
  1996/08/31      12938.43                    12504.03
   12576.33
  1996/09/30      13341.77                    12784.11
   12846.16
  1996/10/31      13515.35                    12956.74
   12986.95
  1996/11/30      13779.59                    13230.23
   13249.51
  1996/12/31      13860.66                    13261.40
   13351.46
  1997/01/31      13942.67                    13301.40
   13454.07
  1997/02/28      14076.48                    13391.81
   13642.80
  1997/03/31      13767.86                    13220.01
   13491.28
  1997/04/30      13922.06                    13350.18
   13644.83
  1997/05/31      14282.92                    13643.22
   13916.32
  1997/06/30      14490.10                    13839.71
   14131.74
  1997/07/31      14775.44                    14081.77
   14470.87
  1997/08/31      14766.31                    14060.71
   14438.31
  1997/09/30      15126.16                    14317.94
   14684.83
  1997/10/31      14882.86                    14204.77
   14782.28
  1997/11/30      14998.62                    14326.98
   14914.67
  1997/12/31      15157.95                    14478.93
   15063.79
  1998/01/31      15430.92                    14640.74
   15284.46
  1998/02/28      15560.57                    14746.85
   15351.23
  1998/03/31      15697.07                    14828.66
   15483.52
  1998/04/30      15748.76                    14931.13
   15557.07
  1998/05/31      15676.85                    14938.88
   15657.71
  1998/06/30      15634.85                    14946.72
   15742.96
IMATRL PRASUN   SHR__CHT 19980630 19980722 124244 R00000000000047
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Institutional Class on October 31, 1994, when the fund started. As the chart shows, by June 30, 1998, the value of the investment would have grown to $15,635 - a 56.35% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds, did over the same period. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,743 - a 57.43% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (+84.46%), Lehman Brothers Government Bond Index (+39.45%), Merrill Lynch High Yield Master Index (+57.43%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (+19.23%), according to the fund's neutral mix *, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,947 - a 49.47% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT GRADE, 15% EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.
TOTAL RETURN COMPONENTS

                                                                JULY 3, 1995
                  SIX MONTHS      YEARS ENDED DECEMBER 31,      (COMMENCEMENT
                  ENDED                                         OF SALE OF
                  JUNE 30,                                      INSTITUTIONAL CLASS
                                                                SHARES) TO
                                                                DECEMBER 31,

                  1998              1997              1996      1995

DIVIDEND RETURN   3.15%             7.33%             7.70%     4.00%

CAPITAL RETURN    0.00%             2.03%             5.34%     3.47%

TOTAL RETURN      3.15%             9.36%             13.04%    7.47%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIOD ENDED JUNE 30, 1998  PAST 1       PAST 6        PAST 1
                            MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE         5.99(CENTS)  35.03(CENTS)  77.67(CENTS)

ANNUALIZED DIVIDEND RATE    6.51%        6.26%         6.81%

30-DAY ANNUALIZED YIELD     6.84%        -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $11.20 over the past one month, $11.29 over the past six months, and $11.40 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.
FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
Globally, investment grade
fixed-income markets generated
positive returns in the first half of
1998. However, debt in the lower
credit tiers, domestically and in
emerging markets, experienced
pronounced volatility and
widening yield spreads. The U.S.
Treasury market generated strong
performance in the first half with
long-term bond yields finishing
June at their lowest level in over
20 years. The yield curve flattened
as long rates fell more than short
rates. Long-term interest rates
declined in response to benign
inflation, an unchanged monetary
policy and Asian instability that
pushed the dollar to an eight-year
high against the Japanese yen.
Foreign developed-market debt
also posted positive results in U.S.
dollar terms. Within the Salomon
Brothers World Government Bond
Index, European currency
strength relative to the dollar
resulted in broad gains. The U.K.
and Sweden led the way with
Japan and Switzerland delivering
the only negative results.
Increased volatility in the domestic
high yield market left yield
spreads wider. Dramatically lower
Asian currencies led many to
speculate about the export
competitiveness of U.S.
companies and the resulting
impact on their corporate
earnings. New issuance of high
yield debt escalated toward the
end of the first half, exacerbating
the upward pressure on yields.
The escalating banking crisis in
Japan, combined with the
brewing fiscal crisis in Russia,
increased spread volatility and
weakness in emerging market
debt issues in the second quarter.
NOTE TO SHAREHOLDERS: The following is an interview with John Carlson
(top), lead Portfolio Manager of Fidelity Advisor Strategic Income Fund, with additional comments from co-managers Curt Hollingsworth (top left) on U.S. government securities; Margaret Eagle (top right) on high-yield securities; Ian Spreadbury (bottom left) on foreign developed-market securities; and Brian Hogan (bottom right) on emerging-market investments.
Q. HOW DID THE FUND PERFORM, JOHN?
J.C. For the six months that ended June 30, 1998, the fund's Institutional Class shares returned 3.15%. The multi-sector income funds average returned 2.71% during the same period, according to Lipper Analytical Services. The Fidelity Strategic Composite Index - which combines the performance of four indexes and is described at length on page 4 of this report - returned 3.23% over the past six months, while the Merrill Lynch High Yield Master Index returned 4.51%. For the 12 months that ended June 30, 1998, the fund's Institutional Class shares returned 7.90%. The Lipper peer group, the composite index and the Merrill Lynch index returned 7.05%, 8.00% and 11.40%, respectively, during that time.
Q. BRIAN, HOW DID THE FUND'S EMERGING-MARKET DEBT INVESTMENTS FARE DURING THE PAST SIX MONTHS?
B.H. It was a period of pronounced volatility. Yield spreads - which measure the premium an investor pays for taking on risk - tightened versus U.S. government bonds in the beginning of the year as sentiment toward Asia turned favorable due to positive International Monetary Fund (IMF) negotiations. Global risk premiums, however, took a sharp turn upward later in the period for four reasons: the weakening Japanese yen; a renewal of negative sentiment toward Southeast Asian economies; heightened concerns regarding Russian liquidity; and declining commodity prices worldwide. In terms of performance, the fund's positions in both Bulgaria and Kazakhstan traded higher, as did a small position in Turkish currency. The fund's Bulgarian issues helped performance as evidence of positive monetary and fiscal developments became apparent. Turkey, meanwhile, contributed to performance on the heels of strong economic growth and a favorable IMF agreement. The fund made an opportunistic investment in Kazakhstan at attractive yields relative to the country's underlying market and economic prospects. While the fund's underweighting in Brazil - relative to the J.P. Morgan Emerging Markets Bond Index Plus - contributed to returns, security selection within the country negated the gains. Additionally, an underweighting in Argentina detracted from performance as the country's debt rallied, spurred on by strong economic growth and declining unemployment. Lastly, an outside-the-index investment in a large export-oriented Indonesian company hindered returns as negative sentiment toward that region overshadowed the company's favorable business prospects.
Q. TURNING TO YOU, CURT, HOW DID THE FUND'S U.S. GOVERNMENT-RELATED INVESTMENTS PERFORM DURING THE PERIOD?
C.H. The fund's U.S. government-related securities performed fairly well. During the course of the period, yields declined on both 3-year Treasury notes and 30-year Treasury bonds, and that was good news for bond prices. In terms of the backdrop that contributed to this climate, one important factor was the Federal Reserve Board's decision to leave interest rates unchanged. As a result of diminished concern regarding an interest-rate spike, yields dropped. Another factor was the overall inflation situation. The U.S. economy has been growing nicely for quite some time, and inflation has remained in check. Inflation erodes the value of bonds. Of the three investment baskets that I concentrate on - Treasuries, U.S. government agencies and mortgage-backed securities - Treasuries and agencies performed well. Examples of agency positions in the portfolio were Fannie Mae and Freddie Mac. I lowered the fund's mortgage weighting during the period, due mostly to the attractiveness of Treasuries and agencies, as well as to the fact that mortgage prepayments - which occur when the homeowner pays off the principal balance on the loan before maturity - were increasing. Going forward, I may add to the fund's mortgage positions in search of more attractive returns. I may also increase the fund's agency bonds.
Q. MARGARET, WHAT FACTORS PLAYED A KEY ROLE IN THE DIRECTION OF THE HIGH-YIELD MARKET DURING THE PERIOD?
M.E. During the first three months of the period, high-yield bonds continued to perform well. Two sectors in particular that contributed to the fund's performance were telecommunications and cable television. In the second quarter, though, the market gave back some gains as concerns over Asia crept into the landscape again. Credit quality - the main driver behind high-yield market performance - remained favorable throughout the period, and inflation remained stagnant. We also continued to see a good amount of merger and acquisition activity, with the AT&T and Tele-Communications, Inc. deal topping the list. Supply overtook demand slightly toward the end of May, but as the period came to a close, supply had begun to taper off. In terms of individual holdings, several of the fund's CLEC positions
- or competitive local exchange carriers - performed well. These included both Hyperion and Winstar Communications. Cable TV holdings that performed well included Adelphia and Time Warner. Pathmark Stores was also a nice contributor. Pathmark has endured its share of difficult times, but the company has benefited from strong geographic locations - mainly in New York and New Jersey - and also has focused on improving the overall image of its grocery stores. On a negative note, the fund's position in Evenflow and Spalding detracted from performance. The recent economic woes in Russia and Asia bear watching, especially since developments in those regions could have an indirect impact on the U.S. high-yield market and overall credit quality.
Q. IAN, WHAT WAS THE STORY WITH THE DEVELOPED, GLOBAL BOND MARKETS? I.S. The overall backdrop during the period was generally positive for global bonds. In Europe, for instance, many markets continued to benefit from progress made on the European Monetary Union (EMU) front. As countries strived to meet the requirements necessary for joining the EMU, fiscal and economic policies have converged and this has resulted in tighter fiscal and economic policies throughout Europe. One of the better-performing markets during the period was that of the United Kingdom, where yields were relatively higher than other countries and inflation was kept at bay. As the EMU has taken hold, one aspect is that we've seen more corporate bonds issued in Europe. I've tried to take advantage of this by increasing the fund's exposure to several asset-backed bonds. Going forward, I may emphasize corporate bonds as opportunities present themselves. Another move I made was to emphasize Italian bonds with shorter maturities and German bonds with longer maturities. This strategy - which was based on looking forward to a uniform currency - worked out well.
Q. TURNING BACK TO YOU, JOHN, WHAT'S YOUR OUTLOOK FOR EMERGING MARKETS OVER THE NEXT SIX MONTHS?
J.C. While each portfolio manager is the expert on the key drivers in their respective markets, the macro variables near term will most likely be, 1) Japan's progress in strengthening its economy, 2) U.S. interest rates, 3) corporate earnings, and 4) the U.S. dollar's strength.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

IAN SPREADBURY TALKS ABOUT A
UNIFORM CURRENCY IN EUROPE AND
HOW IT HAS INFLUENCED THE WAY
HE MANAGES HIS SUB-PORTFOLIO:
"As countries have met the
requirements necessary for
joining the EMU, we've seen a
convergence of economic and
fiscal policies throughout Europe.
As a result, the fund's credit and
quantitative team and I began to
look at three of the fund's major
investment areas - France,
Germany and Italy - almost as one.
"In particular, I made some moves
based on the yield curves for each
region. A yield curve is a graph that
shows how yields vary for bonds of
similar quality but different
maturities. Back in May, short-term
interest rates were high in Italy and
we felt they'd come down as the euro
neared. Looking forward nine
months, we determined that the
Italy curve would be only slightly
higher than the German curve.
After doing some work on it, we
concluded that it made sense for
us to move our Italian lira exposure
to the short end of the curve and
balance that by moving our German
Deutsche mark exposure to the long
end. Taking the two currencies
together, we were effectively
duration neutral. But on a
forward-looking basis, we should
be able to pick up some extra
return.
"Of course, these moves are
contingent upon the euro coming to
fruition. At this point, the
consensus seems to be that it
would take a major development
to throw it off course."

FUND FACTS
GOAL: a high level of current
income by investing primarily
in debt securities; as a
secondary objective, the fund
may seek capital appreciation
START DATE: October 31, 1994
SIZE: as of June 30, 1998,
more than $277 million
MANAGER: John Carlson, lead
manager, since 1996; Curt
Hollingsworth, U.S.
government investments, since
1997; Margaret Eagle,
high-yield investments, since
1996; Ian Spreadbury, foreign
developed-market investments,
since February 1998; and
Brian Hogan, emerging-market
investments since 1997
(checkmark)
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF JUNE 30, 1998

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S   % OF FUND'S INVESTMENTS
                                          INVESTMENTS   IN THESE HOLDINGS
                                                        6 MONTHS AGO

U.S. TREASURY OBLIGATIONS                 14.3          5.3

GERMAN REPUBLIC                           3.7           1.1

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  3.5           5.9

FANNIE MAE                                3.3           7.7

FREDDIE MAC                               2.6           4.1


TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

MEDIA & LEISURE     12.1          12.6

UTILITIES           11.1          12.1

TECHNOLOGY          3.0           2.4

RETAIL & WHOLESALE  2.2           2.8

SERVICES            1.7           1.1

QUALITY DIVERSIFICATION AS OF JUNE 30, 1998
(MOODY'S RATINGS)  %   % OF FUND'S INVESTMENTS
                   O   6 MONTHS AGO
                   F
                   F
                   U
                   N
                   D
                   '
                   S
                   I
                   N
                   V
                   E
                   S
                   T
                   M
                   E
                   N
                   T
                   S

AAA, AA, A         4   42.3
                   2
                   .
                   0

BAA                0   0.0
                   .
                   3

BA                 7   8.9
                   .
                   4

B                  2   27.7
                   6
                   .
                   4

CAA, CA, C         4   3.7
                   .
                   6

NOT RATED          6   4.2
                   .
                   3

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT JUNE 30, 1998 AND DECEMBER 31, 1997 ACCOUNT FOR 6.3% AND 4.2%, RESPECTIVELY OF THE FUND'S INVESTMENTS. ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1998 * AS OF DECEMBER 31, 1997**

CORPORATE BONDS 32.2%
U.S. GOVERNMENT AND
AGENCY OBLIGATIONS  29.0%
FOREIGN GOVERNMENT
OBLIGATIONS 24.4%
STOCKS 7.6%
OTHER 1.4%
SHORT-TERM
INVESTMENTS 5.4%
CORPORATE BONDS 33.7%
U.S. GOVERNMENT AND
AGENCY OBLIGATIONS  28.7%
FOREIGN GOVERNMENT
OBLIGATIONS 21.6%
STOCKS 9.9%
OTHER 2.8%
SHORT-TERM
INVESTMENTS 3.3%
ROW: 1, COL: 1, VALUE: 5.4
ROW: 1, COL: 2, VALUE: 1.4
ROW: 1, COL: 3, VALUE: 7.6
ROW: 1, COL: 4, VALUE: 24.4
ROW: 1, COL: 5, VALUE: 29.0
ROW: 1, COL: 6, VALUE: 32.2
ROW: 1, COL: 1, VALUE: 3.3
ROW: 1, COL: 2, VALUE: 2.8
ROW: 1, COL: 3, VALUE: 9.9
ROW: 1, COL: 4, VALUE: 21.6
ROW: 1, COL: 5, VALUE: 28.7
ROW: 1, COL: 6, VALUE: 33.7

* FOREIGN
 INVESTMENTS 30.0%
** FOREIGN
 INVESTMENTS 30.1%
INVESTMENTS JUNE 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


CORPORATE BONDS - 32.2%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
CONVERTIBLE BONDS - 0.0%
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc. 0%,
12/15/05 (d)(f)  - $ 10,000 $ 10,550
NONCONVERTIBLE BONDS - 32.2%
AEROSPACE & DEFENSE - 0.1%
Compass Aerospace Corp. 10 1/8%,
4/15/05 (f)  Caa  110,000  112,200
K & F Industries, Inc. 9 1/4%, 10/15/07  B3  90,000  90,675
  202,875
BASIC INDUSTRIES - 1.7%
CHEMICALS & PLASTICS - 0.4%
Huntsman Corp. 9 1/2%, 7/1/07 (f)  B2  340,000  341,700
Moll Industries 10 1/2%, 7/1/08 (f)  B3  120,000  122,400
Philipp Brothers Chemicals, Inc. 9 7/8%,
6/1/08 (f)  B3  500,000  504,375
  968,475
IRON & STEEL - 0.3%
CSN Iron SA 9 1/8%, 6/1/07  B1  300,000  240,750
Pohang Iron & Steel Ltd. yankee
6 5/8%, 7/1/03  Ba1  275,000  225,500
Republic Engineered Steels, Inc.
9 7/8%, 12/15/01  Caa  340,000  339,150
  805,400
PACKAGING & CONTAINERS - 0.4%
Gaylord Container Corp.:
 Series B, 9 3/4%, 6/15/07  B3  250,000  245,000
 9 3/8%, 6/15/07  B3  340,000  328,100
 9 7/8%, 2/15/08  Caa  630,000  604,800
  1,177,900
PAPER & FOREST PRODUCTS - 0.6%
APP Finance II Mauritius Ltd.:
 12%, 3/15/04  B3  225,000  154,125
 12%, 3/15/04  Caa  500,000  342,500
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Advanced Argo Public Company Ltd.
13%, 11/15/07 (f)  B2 $ 200,000 $ 199,000
Container Corp. of America:
 10 3/4%, 5/1/02  B1  70,000  75,950
 gtd.:
  9 3/4%, 4/1/03  B1  210,000  224,700
  11 1/4%, 5/1/04  B1  50,000  54,000
Florida Coast Paper Co. LLC/Florida Coast
Paper Finance Corp., Series B,
12 3/4%, 6/1/03  Caa  150,000  166,125
Indah Kiat International Finance Co. BV
2 1/2%, 6/15/06  Caa  125,000  100,625
Millar Western Forest 9 7/8%, 5/15/08 (f)  B3  215,000  210,700
Stone Container Corp. 11 7/8%, 8/1/16  B2  220,000  245,300
  1,773,025
TOTAL BASIC INDUSTRIES   4,724,800
DURABLES - 1.7%
AUTOS, TIRES, & ACCESSORIES - 0.6%
Breed Technologies, Inc. 9 1/4%, 4/15/08 (f)  B3  1,070,000  1,045,925
Federal-Mogul Corp. 7 7/8%, 7/1/10  Ba2  290,000  291,088
Morris Material Handling, Inc. 9 1/2%, 4/1/08 (f)  B2  109,000
101,370
Safelite Glass Corp. 9 7/8%, 12/15/06 (f)  B3  150,000  155,250
  1,593,633
CONSUMER DURABLES - 0.3%
Corning Consumer Products Co. 9 5/8%,
 5/1/08 (f)  B3  750,000  748,125
Simonds Industries 10 1/4%, 7/1/08 (f)  B3  90,000  90,000
  838,125
HOME FURNISHINGS - 0.5%
Sealy Corp., Inc. 10%, 12/18/08 (g)  -  500,000  470,000
Sealy Mattress Co. (f):
 9 7/8%, 12/15/07  B3  110,000  112,200
 0%, 12/15/07 (d)  B3  1,140,000  741,000
  1,323,200
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - CONTINUED
TEXTILES & APPAREL - 0.3%
Cluett American Corp. 10 1/8%, 5/15/08 (f)  B3 $ 240,000 $ 238,200
Polymer Group, Inc.:
 9%, 7/1/07  B2  220,000  222,750
 8 3/4%, 3/1/08 (f)  B2  102,000  102,000
Worldtex, Inc. 9 5/8%, 12/15/07  B1  210,000  210,000
  772,950
TOTAL DURABLES   4,527,908
ENERGY - 1.6%
COAL - 0.7%
Level 3 Communications, Inc. 9 1/4%, 5/1/08 (f)  B3  1,280,000
1,244,800
P&L Coal Holdings Corp. 9 5/8%, 5/15/08 (f)  B2  600,000  616,500
  1,861,300
OIL & GAS - 0.9%
Chesapeake Energy Corp. 9 5/8%, 5/1/05 (f)  B1  820,000  822,050
Gothic Production Corp. 11 1/4%, 5/1/05 (f)  B3  640,000  608,000
Great Lakes Carbon Corp. 10 1/4%, 5/15/08 (f)  B3  245,000  247,450
Hurricane Hydrocarbons Ltd. 11 3/4%,
 11/1/04 (f)  B3  225,000  218,250
Petroleos Mexicanos 9 1/2%, 9/15/27  BB  150,000  140,250
Seven Seas Petroleum, Inc. 12 1/2%,
5/15/05 (f)  Caa  160,000  160,000
Vintage Petroleum, Inc. 9%, 12/15/05  B1  320,000  328,400
  2,524,400
TOTAL ENERGY   4,385,700
FINANCE - 1.0%
ASSET-BACKED SECURITIES - 0.2%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19  Ba2  440,000  482,900
Sears Credit Account Master Trust II
7%, 1/15/04  Aaa  200,000  202,562
  685,462
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
BANKS - 0.0%
Korea Development Bank yankee
6 1/2%, 11/15/02  Ba2 $ 50,000 $ 41,655
CREDIT & OTHER FINANCE - 0.8%
Aames Financial Corp. 9 1/8%, 11/1/03  Ba3  60,000  58,800
CEX Holdings, Inc. 9 5/8%, 6/1/08 (f)  B2  220,000  222,200
Details Capital Corp. 0%, 11/15/07 (d)  Caa  200,000  123,500
Digital Television Services LLC 12 1/2%, 8/1/07 B3 360,000 410,400 Iridium Operating LLC/Iridium Capital Corp.:
11 1/4%, 7/15/05  B3  180,000  180,450
 10 7/8%, 7/15/05  B3  405,000  401,963
La Petite Academy, Inc. 10%, 5/15/08 (f)  B3  190,000  191,900
Ocwen Capital Trust 10 7/8%, 8/1/27  B2  90,000  98,100
Transwestern Public Co. LP/TWP Capital
9 5/8%, 11/15/07  B2  270,000  275,400
Winstar Equipment II Corp. 12 1/2%, 3/15/04  -  145,000  163,850
  2,126,563
TOTAL FINANCE   2,853,680
HEALTH - 1.1%
DRUGS & PHARMACEUTICALS - 0.3%
Global Health Sciences, Inc. 11%, 5/1/08 (f)  Caa  810,000  801,900
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
Graham-Field Health Products, Inc.
9 3/4%, 8/15/07  B3  410,000  369,000
MEDICAL FACILITIES MANAGEMENT - 0.7%
Everest Healthcare Services Corp.
9 3/4%, 5/1/08 (f)  B3  90,000  92,250
Fountain View, Inc. 11 1/4%, 4/15/08 (f)  Caa  220,000  223,850
Integrated Health Services, Inc.:
 9 1/2%, 9/15/07  B2  305,000  319,488
 Series A, 9 1/4%, 1/15/08  B2  320,000  332,000
Magellan Health Services, Inc. 9%,
2/15/08 (f)  B3  200,000  198,000
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Oxford Health Plans, Inc. 11%, 5/15/05 (f)  Caa $ 310,000 $ 317,750
Tenet Healthcare Corp. 8 5/8%, 1/15/07  Ba3  440,000  454,300
  1,937,638
TOTAL HEALTH   3,108,538
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
ELECTRICAL EQUIPMENT - 0.4%
Echostar Communications Corp. secured discount
0%, 6/1/04 (d)  B2  320,000  311,600
L-3 Communications Corp. 10 3/8%, 5/1/07  B2  80,000  88,000
Motors & Gears, Inc., Series D,
10 3/4%, 11/15/06  B3  410,000  434,600
Omnipoint Corp., Series A 11 5/8%, 8/15/06  B3  280,000  296,800
  1,131,000
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Goss Graphic System, Inc. 12%, 10/15/06  B2  350,000  358,750
International Knife & Saw, Inc.
11 3/8%, 11/15/06  B3  30,000  32,475
Specialty Equipment Companies, Inc.
11 3/8%, 12/1/03  B3  500,000  535,000
  926,225
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   2,057,225
MEDIA & LEISURE - 8.7%
BROADCASTING - 6.7%
Adelphia Communications Corp.:
 Series B, 9 1/4%, 10/1/02  B2  280,000  291,200
 9 1/2%, 2/15/04  B2  1,736,328  1,763,901
 9 7/8%, 3/1/07  B2  800,000  866,000
 8 3/8%, 2/1/08  B2  370,000  369,075
Allbritton Communications Co. 9 3/4%, 11/30/07 B3  1,000,000
1,110,000
Ascent Entertainment Group, Inc.
 0%, 12/15/04 (d)  B3  230,000  147,200
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Benedek Communications Corp.
0%, 5/15/06 (d)  B3 $ 140,000 $ 111,475
Century Communications Corp.
8 3/8%, 12/15/07  Ba3  20,000  20,500
Charter Communications LP/Charter
Communications Southeast Capital Corp.
11 1/4%, 3/15/06  B3  25,000  27,563
Citadel Broadcasting Co., Series B,
10 1/4%, 7/1/07  B3  380,000  418,000
Diamond Cable Communications PLC yankee (d):
 0%, 12/15/05  Caa  320,000  264,000
 0%, 2/15/07  Caa  130,000  95,875
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (d)  B3  1,110,000  1,018,425
Echostar DBS Corp. 12 1/2%, 7/1/02  Caa  450,000  500,625
Falcon Holding Group LP/Falcon Funding (f):
8 3/8%, 4/15/10  B2  380,000  382,850
 0%, 4/15/10 (d)  B2  615,000  398,213
Fox/Liberty Networks LLC/FLN Finance, Inc.
0%, 8/15/07 (d)  B1  155,000  107,725
FrontierVision Holdings LP/FrontierVision
Holdings Capital Corp. 0%, 9/15/07 (d)  Caa  901,000  696,023
Globo Communicacoes e Participacoes SA
10 5/8%, 12/5/08 (f)  B1  200,000  176,500
Granite Broadcasting Corp. 8 7/8%, 5/15/08 (f)  B3  615,000  624,225
Grupo Televisa SA de CV yankee 0%,
5/15/08 (d)  Ba2  425,000  345,313
HighwayMaster Communications, Inc. Series B,
13 3/4%, 9/15/05  Caa  430,000  309,600
Intermedia Capital Partners IV LP/Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06  B2  520,000  587,600
International Cabletel, Inc. 0%, 2/1/06 (d) . B3  450,000  365,625
Lenfest Communications, Inc.:
 8 3/8%, 11/1/05  Ba3  90,000  95,625
 8 1/4%, 2/15/08 (f)  B2  90,000  94,050
LIN Holdings Corp. 0%, 3/1/08 (d)(f)  B3  1,450,000  978,750
LIN Television Corp. 8 3/8%, 3/1/08 (f)  B2  300,000  306,000
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
NTL, Inc.:
10%, 2/15/07  B3 $ 780,000 $ 832,650
 0%, 4/1/08 (d)(f)  B3  850,000  552,500
Orbital Imaging Corp. 11 5/8%, 3/1/05 (f)  -  860,000  877,200
Orion Network Systems, Inc.:
 11 1/4%, 1/15/07  B2  230,000  254,150
 0%, 1/15/07 (d)  B2  520,000  392,600
Pegasus Communications Corp., Series B,
9 5/8%, 10/15/05  B3  20,000  20,550
Renaissance Media Group 0%, 4/15/08 (d)(f)  B3  310,000  192,975
TV Bandeirantes Ltd. 12 7/8%, 5/15/06 (f)  B2  200,000  168,000
Telewest PLC 0%, 10/1/07 (d)  B1  1,240,000  1,024,550
UIH Australia/Pacific, Inc. (d):
 Series B, 0%, 5/15/06   B2  990,000  584,100
 0%, 5/15/06  B2  170,000  100,300
United International Holdings, Inc. 0%,
2/15/08 (d)  B3  1,010,000  616,100
Young Broadcasting, Inc. Series B:
 9%, 1/15/06  B2  90,000  94,725
 8 3/4%, 6/15/07  B2  350,000  364,875
  18,547,213
ENTERTAINMENT - 1.5%
AMC Entertainment, Inc. 9 1/2%, 3/15/09  B2  130,000  129,350
Cinemark USA, Inc. 8 1/2%, 8/1/08 (Reg. S)  B2  310,000  303,025
Hollywood Theaters, Inc. 10 5/8%, 8/1/07  B3  190,000  196,175
Livent, Inc. 9 3/8%, 10/15/04  B1  300,000  300,750
Premier Parks, Inc.:
 9 1/4%, 4/1/06  B3  1,020,000  1,051,875
 0%, 4/1/08 (d)  B3  1,110,000  736,763
SFX Entertainment, Inc. 9 1/8%, 2/1/08 (f)  B3  200,000  196,000
Viacom, Inc. 8%, 7/7/06  B1  1,114,000  1,147,420
  4,061,358
LODGING & GAMING - 0.2%
Hard Rock Hotel, Inc. 9 1/4%, 4/1/05 (f)  B3  90,000  92,475
KSL Recreation Group, Inc. 10 1/4%, 5/1/07  B3  320,000  346,400
Sun International Hotels Ltd./Sun International
North America, Inc. yankee 9%, 3/15/07  Ba3  30,000  31,500
  470,375
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.1%
Perry Judds, Inc. 10 5/8%, 12/15/07 (f)  B3 $ 60,000 $ 62,550
Sun Media Corp. yankee:
 9 1/2%, 2/15/07  B2  40,000  42,000
 9 1/2%, 5/15/07  B2  28,000  29,400
Transwestern Holdings/TWP Capital Corp.
0%, 11/15/08 (d)  B3  50,000  33,250
  167,200
RESTAURANTS - 0.2%
AFC Enterprises, Inc. 10 1/4%, 5/15/07  B3  630,000  667,800
TOTAL MEDIA & LEISURE   23,913,946
NONDURABLES - 0.9%
BEVERAGES - 0.1%
Pepsi-Gemex SA de CV GEM
9 3/4%, 3/30/04  Ba3  250,000  254,375
FOODS - 0.6%
Aurora Foods, Inc. 8 3/4%, 7/1/08 (f)  B1  130,000  131,788
Del Monte Foods Co. 0%, 12/15/07 (d)(f)  Caa  390,000  253,500
Gorges/Quik-To-Fix Foods, Inc.
11 1/2%, 12/1/06  B3  1,300,000  1,280,500
Mastellone Hermanos SA 11 3/4%, 4/1/08 (f)  B1  125,000  124,375
  1,790,163
HOUSEHOLD PRODUCTS - 0.1%
AKI, Inc. 10 1/2%, 7/1/08 (f)  B2  100,000  101,000
Revlon Consumer Products Corp.
8 5/8%, 2/1/08  B3  160,000  160,000
  261,000
TOBACCO - 0.1%
North Atlantic Trading, Inc. 11%, 6/15/04  B3  200,000  200,000
TOTAL NONDURABLES   2,505,538
RETAIL & WHOLESALE - 2.0%
GENERAL MERCHANDISE STORES - 0.1%
Controladora Comercial Mexicana SA de CV
Comerci 9 3/8%, 4/14/05 (f)  BB-  150,000  144,000
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 1.2%
Disco SA 9 7/8%, 5/15/08 (f)  Ba3 $ 210,000 $ 198,450
Fleming Companies, Inc.:
 10 1/2%, 12/1/04  B3  110,000  113,575
 Series B, 10 5/8%, 7/31/07  B3  160,000  167,000
Jitney-Jungle Stores America, Inc.
10 3/8%, 9/15/07  B3  675,000  720,563
Marsh Supermarkets, Inc. 8 7/8%, 8/1/07  B2  230,000  235,175
Pathmark Stores, Inc.:
 11 5/8%, 6/15/02  Caa  890,000  898,900
 12 5/8%, 6/15/02  Caa  20,000  20,225
 9 5/8%, 5/1/03  Caa  480,000  486,000
Star Markets, Inc. 13%, 11/1/04  B3  320,000  358,000
Supermercados Norte 10 7/8%, 2/9/04 (f)  B1  250,000  240,000
  3,437,888
RETAIL & WHOLESALE, MISCELLANEOUS - 0.7%
Amazon.com, Inc. 0%, 5/1/08 (d)(f)  Caa  1,210,000  738,100
HMV Media Group PLC 10 1/4%, 5/15/08 (f)  B3  340,000  345,100
TM Group Holdings 11%, 5/15/08 (f)  B2  500,000  512,500
U.S. Office Products Co. 9 3/4%, 6/15/08 (f)  B3  290,000  287,100
  1,882,800
TOTAL RETAIL & WHOLESALE   5,464,688
SERVICES - 1.5%
ADVERTISING - 0.1%
Tri-State Outdoor Media Group
11%, 5/15/08 (f)  -  465,000  472,556
LEASING & RENTAL - 0.4%
Apcoa, Inc. 9 1/4%, 3/15/08 (f)  Caa  160,000  158,800
AP Holdings, Inc. 0%, 3/15/08 (d)(f)  Caa  900,000  535,500
Hollywood Entertainment Corp.
10 5/8%, 8/15/04  B3  400,000  408,000
  1,102,300
PRINTING - 0.3%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  720,000  757,800
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
SERVICES - CONTINUED
SERVICES - 0.7%
Medaphis Corp. 9 1/2%, 2/15/05 (f)  B2 $ 210,000 $ 203,700
Signature Resorts, Inc. 9 3/4%, 10/1/07  B3  780,000  758,550
SITEL Corp. 9 1/4%, 3/15/06 (f)  B2  80,000  76,400
Spin Cycle, Inc. unit 0%, 5/1/05 (d)(f)  -  260,000  183,300
Teligent, Inc.:
 11 1/2%, 12/1/07  Caa  150,000  151,875
 0%, 3/1/08 (d)(f)  Caa  350,000  193,375
Young American Corp. 11 5/8%, 2/15/06 (f)  B3  290,000  288,550
  1,855,750
TOTAL SERVICES   4,188,406
TECHNOLOGY - 2.5%
COMMUNICATIONS EQUIPMENT - 0.1%
Intermedia Communications, Inc.
8.60%, 6/1/08 (f)  B2  400,000  405,000
COMPUTER SERVICES & SOFTWARE - 1.4%
Concentric Network Corp. 12 3/4%, 12/15/07  -  540,000  575,100
DecisionOne Corp. 9 3/4%, 8/1/07  B3  480,000  460,800
DecisionOne Holdings Corp. unit
0%, 8/1/08 (d)  Caa  200,000  120,000
ICG Services, Inc. (d)(f):
 0%, 2/15/08  -  2,285,000  1,376,713
 0%, 5/1/08  -  50,000  29,250
PSINet, Inc. 10%, 2/15/05  B3  750,000  763,125
Verio, Inc. 10 3/8%, 4/1/05 (f)  B-  660,000  678,150
  4,003,138
ELECTRONIC INSTRUMENTS - 0.6%
Fisher Scientific International, Inc. 9%, 2/1/08 B3 520,000 517,400 High Voltage Engineering Corp.
10 1/2%, 8/15/04  B3  790,000  811,725
Telecommunications Techniques Co.
9 3/4%, 5/15/08 (f)  B3  285,000  289,988
  1,619,113
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
ELECTRONICS - 0.4%
Communications Instruments, Inc. 10%, 9/15/04  B3 $ 130,000 $ 132,600
Details, Inc. 10%, 11/15/05  B3  240,000  239,400
Samsung Electronics America, Inc.
9 3/4%, 5/1/03 (f)  Ba1  250,000  230,000
Stellex Industries, Inc. 9 1/2%, 11/1/07  B3  400,000  393,500
  995,500
TOTAL TECHNOLOGY   7,022,751
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.3%
Atlas Air, Inc. 9 1/4%, 4/15/08 (f)  B3  360,000  359,550
Kitty Hawk, Inc. 9.95%, 11/15/04  B1  370,000  384,800
  744,350
RAILROADS - 0.1%
TFM SA de CV 0%, 6/15/09 (d)  B2  300,000  186,000
SHIPPING - 0.2%
Amer Reefer Co. Ltd. 10 1/4%, 3/1/08 (f)  B1  190,000  190,000
International Shipholding Corp.
7 3/4%, 10/15/07  Ba3  140,000  136,850
Stena Line AB 10 5/8%, 6/1/08  B1  300,000  303,750
  630,600
TOTAL TRANSPORTATION   1,560,950
UTILITIES - 8.1%
CELLULAR - 2.0%
CTI Holdings SA 0%, 4/15/08 (d)(f)  B3  200,000  111,000
CellNet Data Systems, Inc. 0%, 10/1/07 (d)  -  360,000  192,600
Dolphin Telecom PLC 0%, 6/1/08 (d)(f)  Caa  280,000  158,200
ESAT Holdings Ltd. 0%, 2/1/07 (d)  Caa  360,000  265,500
Fonorola, Inc. 12 1/2%, 8/15/02  B2  1,020,000  1,127,100
Globalstar Capital Corp. 11 1/2%, 6/1/05 (f)  B3  330,000  321,338
MGC Communications, Inc. 13%, 10/1/04  Caa  170,000  163,200
McCaw International Ltd. 0%, 4/15/07 (d)  Caa  1,263,000  827,265
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
CELLULAR - CONTINUED
Millicom International Cellular SA 0%, 6/1/06 (d)  B3 $ 1,300,000 $
1,007,500
Nextel International, Inc. 12 1/8%, 4/15/08 (f)  Caa  320,000  185,600
Nextel Communications, Inc. (d):
 0%, 9/15/07  B2  313,000  211,275
 0%, 2/15/08 (f)  B2  750,000  481,875
Telesystem International Wireless, Inc.
0%, 6/30/07 (d)  Caa  710,000  465,050
  5,517,503
ELECTRIC UTILITY - 0.1%
Niagara Mohawk Power Corp.:
7 3/4%, 10/1/08  Ba3  70,000  71,663
 0%, 7/1/10 (d)  Ba3  140,000  95,900
  167,563
TELEPHONE SERVICES - 6.0%
Covad Communications Group unit
0%, 3/15/08 (d)(f)  -  610,000  311,100
DTI Holdings, Inc. unit 0%, 3/1/08 (d)(f)  -  1,390,000  750,600
Dobson Wireline Co. 12 1/4%, 6/15/08 (f)  -  490,000  478,975
e.spire Communications, Inc.:
 0%, 11/1/05 (d)  -  530,000  439,900
 0%, 4/1/06 (d)  -  500,000  390,000
 13 3/4%, 7/15/07  -  280,000  319,200
ESAT Telecom Group PLC 0%, 2/1/07 (d)  Caa  180,000  133,121
Facilicom International, Inc.
10 1/2%, 1/15/08 (f)  -  190,000  190,000
Firstworld Communications, Inc. unit 0%,
4/15/08 (d)(f)  -  410,000  182,450
Flag Ltd. 8 1/4%, 1/30/08 (f)  Ba3  320,000  323,200
GST Telecommunications, Inc.
12 3/4%, 11/15/07  -  480,000  555,600
GST USA, Inc. 0%, 12/15/05 (d)  -  630,000  510,300
GST Equipment Funding, Inc. 13 1/4%, 5/1/07  -  400,000  461,000
Global Crossing Holding Ltd. 9 5/8%,
5/15/08 (f)  -  360,000  374,850
Hermes Europe Railtel BV 11 1/2%, 8/15/07  B3  170,000  191,250
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Hyperion Telecommunications, Inc.:
 Series B, 0%, 4/15/03 (d)  B3 $ 360,000 $ 267,300
 12 1/4%, 9/1/04  B3  260,000  279,500
IXC Communications, Inc. 9%, 4/15/08 (f)  B3  130,000  128,700
Interamericas Communications Corp. unit
14%, 10/27/07 (f)  -  230,000  225,400
KMC Telecom Holdings, Inc. unit 0%,
2/15/08 (d)(f)  -  890,000  520,650
McLeodUSA, Inc.:
 9 1/4%, 7/15/07  B2  310,000  322,013
 8 3/8%, 3/15/08  B2  170,000  170,000
MetroNet Communications Corp. 0%,
6/15/08 (d)(f)  B3  750,000  464,063
Netia Holdings B.V.:
 10 1/4%, 11/1/07  B3  290,000  278,400
 0%, 11/1/07 (d)  B3  200,000  130,000
Nextlink Communications, Inc.
12 1/2%, 4/15/06  B3  1,210,000  1,364,275
Pathnet, Inc. unit 12 1/2%, 4/15/08 (f)  -  560,000  593,600
Qwest Communications, International, Inc.:
 10 7/8%, 4/1/07  Ba1  330,000  379,500
 0%, 10/15/07 (d)  Ba1  620,000  465,000
RSL Communications Ltd. 9 1/8%, 3/1/08  B3  1,000,000  965,000
RSL Communications Ltd./RSL Communications
PLC 12 1/4%, 11/15/06  B3  355,000  399,375
Rhythms NetConnections, Inc. unit
0%, 5/15/08 (d)(f)  -  440,000  213,400
Telegroup, Inc. 0%, 11/1/04 (d)  -  180,000  141,300
Transtel SA:
 12 1/2%, 11/1/07 (f)  B2  100,000  91,000
 12 1/2%, 11/1/07 (Reg. S)  B2  225,000  204,750
Tricom SA 11 3/8%, 9/1/04  B2  200,000  190,500
Versatel Telecom BV unit 13 1/4%, 5/15/08 (f)  -  340,000  357,000
Viatel, Inc. unit (f):
 0%, 4/15/08 (d)  Caa  315,000  192,938
 11 1/4%, 4/15/08  Caa  640,000  673,600
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Winstar Communications, Inc.:
 0%, 10/15/05 (d)  Caa $ 80,000 $ 67,600
 14 1/2%, 10/15/05  Caa  60,000  82,800
 10%, 3/15/08 (f)  -  350,000  348,250
 11%, 3/15/08 (f)  -  1,115,000  1,109,425
Winstar Equipment 12 1/2%, 3/15/04  B3  310,000  350,300
  16,587,185
TOTAL UTILITIES   22,272,251
TOTAL NONCONVERTIBLE BONDS   88,789,256
TOTAL CORPORATE BONDS
(Cost $88,472,052)   88,799,806
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 22.3%
U.S. TREASURY OBLIGATIONS - 14.3%
5 7/8%, 8/31/99  Aaa  5,990,000  6,013,421
10 3/4%, 8/15/05  Aaa  11,580,000  15,066,622
8 7/8%, 8/15/17  Aaa  6,315,000  8,609,113
9%, 11/15/18  Aaa  7,035,000  9,777,524
  39,466,680
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.0%
Fannie Mae 6.74%, 5/13/04  Aaa  780,000  815,950
Freddie Mac:
 6 3/4%, 4/5/04  Aaa  870,000  912,004
 7.70%, 9/20/04  Aaa  800,000  880,000
 5.825%, 2/9/06  Aaa  5,000,000  5,003,100
Federal Farm Credit Bank Medium Term Notes
 6.66%, 12/26/06  Aaa  1,000,000  1,053,440
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Government Loan Trusts (assets of Trust
guaranteed by U.S. Government through
Agency for International Development)
8 1/2%, 4/1/06  Aaa $ 200,000 $ 220,724
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
 Class 1-C, 9 1/4%, 11/15/01  Aaa  4,437,826  4,701,743
  Class 2-E, 9.40%, 5/15/02  Aaa  162,647  171,970
  Class T-3, 9 5/8%, 5/15/02  Aaa  68,625  72,560
Guaranteed Export Trust Certificates (assets
of Trust guaranteed by U.S. Government
through Export-Import Bank), Series 1995-A,
6.28%, 6/15/04  Aaa  1,440,000  1,458,043
Guaranteed Trade Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1997-A,
6.104%, 7/15/03  Aaa  1,008,333  1,014,444
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  684,000  702,174
State of Israel (guaranteed by U.S. Government
through Agency for International Development)
7 5/8%, 8/15/04  Aaa  4,300,000  4,718,949
U.S. Department of Housing and Urban
Development Government guaranteed
participation certificates Series 1995-A,
8.27%, 8/1/03  Aaa  210,000  232,901
  21,958,002
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $60,632,101)   61,424,682
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 6.7%
FREDDIE MAC - 0.2%
6%, 12/1/07  Aaa  85,491  85,294
8 1/2%, 3/1/20 . Aaa  357,727  376,293
  461,587
FANNIE MAE - 3.0%
5 1/2%, 5/1/11 to 8/1/12  Aaa  866,361  842,804
6%, 4/1/01 to 1/1/26  Aaa  3,317,177  3,290,694
6 1/2%, 5/1/08 to 6/1/24  Aaa  2,322,372  2,321,242
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
FANNIE MAE - CONTINUED
7 1/2%, 1/1/28 to 5/1/28  Aaa $ 929,971 $ 953,797
8%, 8/1/27 to 2/1/28  Aaa  48,306  50,002
8%, 8/1/28 (j)  Aaa  921,000  953,235
  8,411,774
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.5%
6%, 1/15/09 to 5/15/09  Aaa  1,107,752  1,106,710
6 1/2%, 4/15/26 to 5/15/26  Aaa  927,384  926,511
7%, 9/15/25 to 11/15/27  Aaa  1,930,524  1,961,300
7 1/2%, 2/15/25 to 3/15/28  Aaa  3,822,643  3,930,218
8%, 12/15/27  Aaa  857,101  888,170
11%, 2/15/16 to 10/15/18  Aaa  703,358  792,011
11 1/2%, 3/15/10  Aaa  61,715  68,884
  9,673,804
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $18,145,834)   18,547,165
FOREIGN GOVERNMENT OBLIGATIONS (H) - 24.4%
Argentinian Republic:
 Bote 2.218%, 4/3/00 (i)  Ba3  2,145  592
 BOCON 3.29%, 9/1/02 (i)  Ba3 ARS 376,839  310,855
 Brady:
  floating rate bond 6 5/8%,
   3/31/05 (bearer) (i)  Ba3  1,472,500  1,299,481
  par euro 5 3/4%, 3/31/23 (e)  Ba3  2,590,000  1,924,694
  discount euro 6 5/8%, 3/31/23 (i)  Ba3  800,000  649,500
 global bond:
  8.726%, 4/10/05 (i)  Ba3  210,000  210,000
  11 3/8%, 1/30/17  Ba3  1,175,000  1,248,438
  11 3/8%, 1/30/17  Ba3  220,000  233,750
 11 3/4%, 2/12/07  Ba3 ARS 130,000  122,867
 11 3/4%, 2/12/07 (f)  Ba3 ARS 250,000  236,283
Austrian Republic euro 4 1/2 %, 9/28/05 (k)  Aaa JPY 480,000
4,180,522
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) interest notes 6 5/8%,
12/15/15 (f)(i)  B1  1,360,060  753,980
FOREIGN GOVERNMENT OBLIGATIONS (H) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
Brazilian Federative Republic:
 Brady:
  debt conversion bond euro 6.69%, 4/15/12 (i) B1 $ 2,675,000 $
1,859,125
  capitalization bond 8%, 4/15/14  B1  3,091,959  2,272,589
  discount euro 6 5/8%, 4/15/24 (i)  B1  1,000,000  770,000
  par 5 1/2%, 4/15/24 (e)  B1  325,000  228,516
 global bond 10 1/8%, 5/15/27  B1  727,000  626,129
 IDU euro 6.88%, 1/1/01 (i)  B1  1,427,500  1,354,698
Bulgarian Republic (i):
 6.562%, 7/28/11  B2  325,000  231,969
 Brady:
  FLIRB A 2 1/4%, 7/28/12  B2  1,075,000  666,517
  discount 6.56%, 7/28/24  B2  1,655,000  1,266,075
Canadian Government 7%, 12/1/06  Aa1 CAD 8,200,000  6,206,357
City of Buenos Aires 11 1/4%, 4/11/07 (f)  B1  250,000  253,750
Ecuador Republic Brady:
 past due interest euro
  6 5/8%, 2/28/15 (bearer) (i)  B1  611,969  350,735
 par euro 3 1/2%, 2/28/25 (e)  B1  1,075,000  578,484
 discount euro 6 5/8%, 2/28/25 (i)  B1  350,000  243,250
German Republic 6%, 1/4/07  Aaa DEM 17,100,000  10,257,163
Italian Government 12%, 9/1/01 (k)  Aa3 ITL 9,000,000  6,122,223
Ivory Coast Brady (f)(i):
 FLIRB 2%, 3/30/18  -  703,000  230,233
 past due interest 2%, 3/30/18  -  624,000  231,660
Kazakhstan Republic 8 3/8%, 10/2/02  Ba3  400,000  360,000
Korean Republic 8 7/8%, 4/15/08  Ba1  480,000  438,300
Mexico Value recovery rights:
 6/30/03 discount A  BB+  729,000  -
 6/30/03 discount B  BB+  967,000  -
Moscow City 9 1/2%, 5/31/00 (Reg.)  B1  300,000  258,000
Panamanian Republic:
 Brady:
  interest reduction bond euro
   3 3/4%, 7/17/14 (i)  Ba1  450,000  334,125
  past due interest euro 6.563%, 7/17/19 (i)  Ba1  598,845  455,871 par 3 1/2%, 7/17/26 (e)  Ba1  550,000  360,250
 global bond 8 7/8%, 9/30/27  Baa  300,000  281,250
Peruvian Republic Brady (i):
 past due interest 4%, 3/7/17 (f)  B2  490,000  302,575
 FLIRB:
  3 1/4%, 3/7/17 (f)  B2  500,000  279,375
  3 1/4%, 3/7/17  B2  865,000  483,319
FOREIGN GOVERNMENT OBLIGATIONS (H) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
Poland Government Brady past due interest
4%, 10/27/14 (i)  Baa $ 400,000 $ 361,000
Polish Republic Brady par 3%, 10/27/24 (e)  Baa  400,000  264,500
Russian Government:
 9 1/4%, 11/27/01  B1  310,000  261,950
 11 3/4%, 6/10/03 (f)  B+  400,000  353,500
 euro 10%, 6/26/07  B1  700,000  534,625
Socialist Republic of Vietnam Brady
3%, 3/12/28 (e)  -  500,000  181,250
Treuhandanstalt 6 5/8%, 7/9/03  Aaa DEM 4,000,000  2,424,336
Turkish Government 23%, 5/26/99
(coupon linked to CPI) (i)(k)  - TRL 62,500,000  248,112
United Kingdom, Great Britain & Northern Ireland:
9 3/4%, 8/27/02  Aaa GBP 2,000,000  3,722,100
 8 3/4%, 8/25/17  Aaa GBP 1,200,000  2,714,964
United Mexican States:
 9 3/4%, 2/6/01  Ba2  250,000  260,313
 Brady:
  discount A, 6.59%, 12/31/19 (i)  Ba2  475,000  426,906
  discount B, 6.48%, 12/31/19 (i)  Ba2  630,000  566,213
  par A unit 6 1/4%, 12/31/19  Ba2  1,350,000  1,118,813
  par B unit 6 1/4%, 12/31/19  Ba2  1,450,000  1,201,688
 global bond 11 1/2%, 5/15/26  Ba2  2,155,000  2,445,925
Venezuelan Republic:
 Brady:
  debt conversion bond 6 5/8%, 12/18/07 (i)  Ba2  952,381  775,000 discount A 6.562%, 3/31/20 (i)  Ba2  300,000  245,250
  par A euro 6 3/4%, 3/31/20  Ba2  250,000  200,625
 Oil recovery rights 3/31/20  B+  3,685  -
 9 1/4%, 9/15/27  Ba2  817,000  631,133
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $69,096,026)   67,411,703
COMMON STOCKS - 0.1%
 SHARES
BASIC INDUSTRIES - 0.0%
CHEMICALS & PLASTICS - 0.0%
Foamex-JPS Automotive LP/Foamex JPS Capital Corp.
warrants 7/1/99 (a)  260  6,240
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
CS Wireless Systems, Inc. (a)(f)  10 $ -
HighwayMaster Communications, Inc. warrants
9/15/05 (a)(f)  480  960
Loral Orion Networks Systems, Inc. warrants (a):
1/15/07  480  7,200
 1/15/17  230  2,760
Orbital Imaging Corp. warrants 3/1/05 (f)  860  38,700
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)  570  2,850
  52,470
LEISURE DURABLES & TOYS - 0.0%
IHF Capital, Inc., Series I warrants 11/14/99 (a)(f)  270  8,100
TOTAL MEDIA & LEISURE   60,570
TECHNOLOGY - 0.0%
COMPUTER SERVICES & SOFTWARE - 0.0%
Concentric Network Corp. warrants 12/15/07 (a)(f)  540  72,900
UTILITIES - 0.1%
CELLULAR - 0.1%
MGC Communications, Inc. warrants 10/1/04 (a)(f)  170  10,200
McCaw International Ltd. warrants 4/15/07 (a)(f) 1,753 8,765 Microcell Telecommunications, Inc. warrants 6/1/06 (a)(f) 2,520 48,686
Nextel Communications, Inc. Class A (a)  1,997  49,675
Pagemart Nationwide, Inc. (non-vtg) (a)  2,100  18,900
Powertel, Inc. warrants 2/1/06 (a)  3,328  30,784
  167,010
TELEPHONE SERVICES - 0.0%
RSL Communications Ltd./RSL Communications PLC
warrants 11/15/06 (a)(f)  630  63,000
Source Media, Inc. warrants 11/1/07 (a)(f)  1,676  15,671
  78,671
TOTAL UTILITIES   245,681
TOTAL COMMON STOCKS
(Cost $191,099)   385,391
PREFERRED STOCKS - 7.5%
 SHARES VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 0.4%
MEDIA & LEISURE - 0.2%
LODGING & GAMING - 0.2%
Host Marriott Financial Trust $3.375  8,400 $ 441,000
UTILITIES - 0.2%
TELEPHONE SERVICES - 0.2%
IXC Communications, Inc. $3.375 (f)  10,000  475,625
NEXTLINK Communications, Inc. $3.25 (f)  3,000  155,625
  631,250
TOTAL CONVERTIBLE PREFERRED STOCKS   1,072,250
NONCONVERTIBLE PREFERRED STOCKS - 7.1%
FINANCE - 0.1%
INSURANCE - 0.1%
American Annuity Group Capital Trust II 8 3/4%  240  250,259
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
Fresenius Medical Care Capital Trust 9% (a)  251  261,354
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp. 12 1/8%, pay-in-kind  335  368,500
MEDIA & LEISURE - 3.2%
BROADCASTING - 2.9%
Adelphia Communications Corp. $13  5,345  641,400
American Radio Systems Corp. 11 3/8%, pay-in-kind 1,683 194,807 Benedek Communications Corp.
 11 1/2%, pay-in-kind (a)(f)  996  986,040
CSC Holdings, Inc. pay-in-kind:
 11 1/8%  15,264  1,747,728
 Series H, 11 3/4% (a)  4,110  473,678
Citadel Broadcasting Co., Series B, 13 1/4%, pay-in-kind  4,130
487,340
Granite Broadcasting Corp. 12 3/4%, pay-in-kind 434 507,780 PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
NTL, Inc. 13%, pay-in-kind  701 $ 828,933
SFX Broadcasting, Inc. 12 5/8%  1,060  118,720
Time Warner, Inc., Series M, 10 1/4%, pay-in-kind  1,806  2,006,918
  7,993,344
PUBLISHING - 0.3%
PRIMEDIA, Inc.:
 Series D, $10  5,733  601,965
 $9.20  1,600  163,200
  765,165
TOTAL MEDIA & LEISURE   8,758,509
RETAIL & WHOLESALE - 0.2%
GROCERY STORES - 0.2%
Nebco Evans Holding Co. 11 1/4%, pay-in-kind (a) 79 7,999 Supermarkets General Holdings Corp. $3.52, pay-in-kind (a) 12,725 391,294
  399,293
SERVICES - 0.2%
PRINTING - 0.2%
Von Hoffman Corp. 13 1/2%, pay-in-kind (a)(f)  20,000  645,000
TECHNOLOGY - 0.5%
COMMUNICATIONS EQUIPMENT - 0.4%
Intermedia Communications, Inc. 13 1/2%, pay-in-kind 986 1,163,480 COMPUTER SERVICES & SOFTWARE - 0.1%
Concentric Network Corp. 13 1/2% (f)  187  186,533
TOTAL TECHNOLOGY   1,350,013
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - 2.7%
CELLULAR - 0.8%
Nextel Communications, Inc. pay-in-kind:
 Series D, 13%  1,044 $ 1,143,180
 11 1/8% (f)  1,080  1,112,400
  2,255,580
TELEPHONE SERVICES - 1.9%
e.spire Communications, Inc. pay-in-kind:
 14 3/4%  211  253,200
 $127.50  609  644,018
Hyperion Telecommunications, Inc. 12 7/8%,
pay-in-kind (Reg.)  602  597,485
ICG Holdings, Inc. pay-in-kind:
 14%  517  600,880
 14 1/4%  696  814,320
IXC Communications, Inc. 12 1/2%, pay-in-kind  967  1,121,720
NEXTLINK Communications, Inc. 14%, pay-in-kind  9,592  563,530
Source Media, Inc. pay-in-kind  3,206  65,723
WinStar Communications, Inc. 14 1/4%  474  564,060
  5,224,936
TOTAL UTILITIES   7,480,516
TOTAL NONCONVERTIBLE PREFERRED STOCKS   19,513,444
TOTAL PREFERRED STOCKS
(Cost $19,946,847)   20,585,694
PURCHASED BANK DEBT - 0.1%
 MOODY'S PRINCIPAL
 RATINGS (B) AMOUNT (C)
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) loan under 1997
restructuring agreement 6 5/8%, 12/15/20 (i)
(Cost $213,864)  B1 $ 490,000  231,525
SOVEREIGN LOAN PARTICIPATIONS - 1.3%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
Algerian Republic loan participation -
The Chase Manhattan Bank 7.313%,
3/4/00 (i)  - $ 350,000 $ 325,500
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) loan participation
restructured under 1997 agreement (i):
  The Chase Manhattan Bank 6.56%,
   12/15/20   -  3,720,000  1,757,700
  Lehman Commercial Paper, Inc. 6.72%,
   12/15/20  -  750,000  354,375
Bank for Foreign Economic Affairs of Russia
(VnesheconombankBa) loan participation
restructured under 1997 agreement (i):
  BankBoston Corp. 6.72%, 12/15/20  -  80,000  37,800
  ING Bank NV 6 5/8%, 12/15/20  -  250,000  118,125
  Merrill Lynch, Pierce, Fenner & Smith, Inc.
  6.72%, 12/15/20  -  200,000  94,500
  Morgan (J.P.) Securities, Inc. 6 5/8%,
   12/15/20   -  650,000  307,125
  Paribus Capital Markets 6.72%, 12/15/20   -  400,000  189,000
Morrocan Kingdom loan participation, Series A (i):
 The Chase Manhattan Bank 6.56%, 1/1/09  -  200,000  170,750
 ING Bank NV 6.56%, 1/1/09   -  250,000  213,438
 Morgan Guaranty Trust Company of New York
 6.56%, 1/1/09  -  125,000  106,719
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $4,176,102)   3,675,032
CASH EQUIVALENTS - 5.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.66%, dated
6/30/98 due 7/1/98  $ 15,021,361  15,019,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $275,892,925)   $ 276,079,998
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest Reduction
  Bonds
CURRENCY ABBREVIATIONS
ARS - Argentine peso
CAD - Canadian dollar
DEM - German deutsche mark
GBP - British pound
ITL - Italian lira
JPY - Japanese yen
TRL - Turkish lira
LEGEND
(a) Non-income producing
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $39,905,703 or 14.4% of net assets.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Sealy Corp., Inc. 10%,
12/18/08  2/23/98 $ 465,752
(h) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(k) Principal amount in thousands
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 42.0% AAA, AA, A 41.9%
Baa 0.3% BBB  0.7%
Ba 7.3% BB  11.1%
B 26.0% B  22.0%
Caa 4.6% CCC  2.7%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 6.3%. FMR has determined that unrated debt securities that are lower quality account for 6.3% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   70.0%
Germany    4.6
Canada   3.5
United Kingdom   2.9
Brazil   2.8
Argentina   2.6
Mexico   2.6
Italy   2.2
Russian Republic   1.9
Austria   1.5
Others (individually less than 1%)   5.4
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $276,101,870. Net unrealized depreciation aggregated $21,872, of which $6,820,133 related to appreciated investment securities and $6,842,005 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                             JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                $ 276,079,998
AGREEMENTS OF $15,019,000) (COST $275,892,925) -
SEE ACCOMPANYING SCHEDULE

FOREIGN CURRENCY HELD AT VALUE (COST $1,218)                             1,205

RECEIVABLE FOR INVESTMENTS SOLD                                          1,742,569

RECEIVABLE FOR FUND SHARES SOLD                                          1,151,237

DIVIDENDS RECEIVABLE                                                     231,874

INTEREST RECEIVABLE                                                      4,433,449

OTHER RECEIVABLES                                                        888

PREPAID EXPENSES                                                         3,914

 TOTAL ASSETS                                                            283,645,134

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 2,786

PAYABLE FOR INVESTMENTS PURCHASED                            3,806,545
REGULAR DELIVERY

 DELAYED DELIVERY                                            954,540

PAYABLE FOR FUND SHARES REDEEMED                             603,512

DISTRIBUTIONS PAYABLE                                        251,414

ACCRUED MANAGEMENT FEE                                       135,197

DISTRIBUTION FEES PAYABLE                                    98,274

OTHER PAYABLES AND ACCRUED EXPENSES                          115,987

 TOTAL LIABILITIES                                                       5,968,255

NET ASSETS                                                              $ 277,676,879

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 277,174,437

UNDISTRIBUTED NET INVESTMENT INCOME                                      1,593,223

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                    (1,264,007)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                173,226
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                              $ 277,676,879


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                            JUNE 30, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $11.08
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($8,002,493 (DIVIDED BY) 722,218 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $11.08)         $11.63

CLASS T:                                                       $11.08
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($180,943,592 (DIVIDED BY) 16,329,605 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $11.08)         $11.48

CLASS B:                                                       $11.10
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($74,219,023 (DIVIDED BY) 6,687,325 SHARES) A

CLASS C:                                                       $11.08
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($7,410,259 (DIVIDED BY) 668,965 SHARES) A

INSTITUTIONAL CLASS:                                           $11.14
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($7,101,512 (DIVIDED BY) 637,407 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                          SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                       $ 1,003,703
DIVIDENDS

INTEREST                                                                 8,118,482

 TOTAL INCOME                                                            9,122,185

EXPENSES

MANAGEMENT FEE                                            $ 646,972

TRANSFER AGENT FEES                                        225,785

DISTRIBUTION FEES                                          492,694

ACCOUNTING FEES AND EXPENSES                               45,400

NON-INTERESTED TRUSTEES' COMPENSATION                      379

CUSTODIAN FEES AND EXPENSES                                20,509

REGISTRATION FEES                                          94,345

AUDIT                                                      18,901

LEGAL                                                      6,852

REPORTS TO SHAREHOLDERS                                    16,026

MISCELLANEOUS                                              844

 TOTAL EXPENSES BEFORE REDUCTIONS                          1,568,707

 EXPENSE REDUCTIONS                                        (20,704)      1,548,003

NET INVESTMENT INCOME                                                    7,574,182

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     (867,924)

 FOREIGN CURRENCY TRANSACTIONS                             (39,039)      (906,963)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (1,676,911)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              17,838        (1,659,073)

NET GAIN (LOSS)                                                          (2,566,036)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 5,008,146
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                         SIX MONTHS ENDED  YEAR ENDED
                                                         JUNE 30, 1998     DECEMBER 31,
                                                         (UNAUDITED)       1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 7,574,182       $ 11,535,543
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 (906,963)         5,548,328

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (1,659,073)       (2,667,312)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          5,008,146         14,416,559
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (6,551,824)       (11,341,743)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   -                 (5,678,734)

 TOTAL DISTRIBUTIONS                                      (6,551,824)       (17,020,477)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              95,126,036        43,274,917

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 93,582,358        40,670,999

NET ASSETS

 BEGINNING OF PERIOD                                      184,094,521       143,423,522

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 277,676,879     $ 184,094,521
INCOME OF $1,593,223 AND $570,865, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                       SIX MONTHS ENDED  YEARS ENDED
                                                       JUNE 30, 1998     DECEMBER 31,

                                                       (UNAUDITED)       1997      1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 11.090          $ 11.250  $ 11.010

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .389               .802      .267

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.053)             .198      .493

 TOTAL FROM INVESTMENT OPERATIONS                       .336               1.000     .760

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.346)             (.790)    (.280)

 FROM NET REALIZED GAIN                                 -                  (.370)    (.240)

 TOTAL DISTRIBUTIONS                                    (.346)             (1.160)   (.520)

NET ASSET VALUE, END OF PERIOD                         $ 11.080          $ 11.090  $ 11.250

TOTAL RETURN B, C                                       3.03%              9.24%     6.95%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 8,002           $ 3,379   $ 587

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.25% A, F         1.25% F   1.25% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER           1.25% A            1.24% G   1.25% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    7.09% A            7.16%     7.32% A

PORTFOLIO TURNOVER RATE                                 132% A             140%      119%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS T
                                 SIX MONTHS ENDED        YEARS ENDED DECEMBER 31,
                                 JUNE 30, 1998

                                 (UNAUDITED)       1997       1996       1995     1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING       $ 11.090          $ 11.250   $ 11.000  $ 9.920   $ 10.000
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .392 D             .814 D     .813 D    .885      .064 D

 NET REALIZED AND UNREALIZED      (.060)             .194       .542      1.231     (.046)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT            .332               1.008      1.355     2.116     .018
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       (.342)             (.798)     (.805)    (.806)    (.098)

 FROM NET REALIZED GAIN           -                  (.370)     (.300)    (.230)    -

 TOTAL DISTRIBUTIONS              (.342)             (1.168)    (1.105)   (1.036)   (.098)

NET ASSET VALUE, END OF PERIOD   $ 11.080          $ 11.090   $ 11.250  $ 11.000  $ 9.920

TOTAL RETURN B, C                 3.00%              9.33%      12.89%    22.02%    .17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 180,944         $ 119,204  $ 99,327  $ 52,626  $ 10,687
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE      1.20% A            1.20%      1.23%     1.35% F   1.35% A, F
NET ASSETS

RATIO OF EXPENSES TO AVERAGE      1.20%  A           1.19% G    1.22% G   1.35%     1.35% A
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME    7.11% A            7.21%      7.34%     7.28%     5.80% A
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE           132% A             140%       119%      193%      104% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B
                                 SIX MONTHS ENDED  YEARS ENDED DECEMBER 31,
                                 JUNE 30, 1998

                                 (UNAUDITED)       1997      1996      1995      1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING       $ 11.100          $ 11.260  $ 11.010  $ 9.910   $ 10.000
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .357 D             .740 D    .743 D    .820      .072 D

 NET REALIZED AND UNREALIZED      (.051)             .194      .538      1.237     (.078)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT            .306               .934      1.281     2.057     (.006)
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       (.306)             (.724)    (.731)    (.727)    (.084)

 FROM NET REALIZED GAIN           -                  (.370)    (.300)    (.230)    -

 TOTAL DISTRIBUTIONS              (.306)             (1.094)   (1.031)   (.957)    (.084)

NET ASSET VALUE, END OF PERIOD   $ 11.100          $ 11.100  $ 11.260  $ 11.010  $ 9.910

TOTAL RETURN B, C                 2.75%              8.60%     12.14%    21.35%    (.06)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 74,219          $ 54,562  $ 37,403  $ 26,654  $ 9,379
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE      1.86% A            1.86%     1.88%     2.10% F   2.10% A, F
NET ASSETS

RATIO OF EXPENSES TO AVERAGE      1.86% A            1.85% G   1.87% G   2.10%     2.10% A
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME    6.44% A            6.55%     6.69%     6.53%     5.06% A
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE           132% A             140%      119%      193%      104% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF SALE OF OPERATIONS) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS C
                                                       SIX MONTHS ENDED  YEAR ENDED
                                                       JUNE 30, 1998     DECEMBER 31,

                                                       (UNAUDITED)       1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 11.080          $ 11.400

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .335               .105

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.046)             .037

 TOTAL FROM INVESTMENT OPERATIONS                       .289               .142

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.289)             (.152)

 FROM NET REALIZED GAIN                                 -                  (.310)

 TOTAL DISTRIBUTIONS                                    (.289)             (.462)

NET ASSET VALUE, END OF PERIOD                         $ 11.080          $ 11.080

TOTAL RETURN B, C                                       2.61%              1.27%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 7,410           $ 659

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 2.10% A, F         2.10% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    6.16% A            6.30% A

PORTFOLIO TURNOVER RATE                                 132% A             140%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                SIX MONTHS ENDED  YEARS ENDED DECEMBER 31,
                                                JUNE 30, 1998

                                                (UNAUDITED)       1997      1996      1995 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $ 11.140          $ 11.300  $ 11.030  $ 10.890

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                           .403 D             .830 D    .826 D    .456

 NET REALIZED AND UNREALIZED GAIN (LOSS)         (.053)             .186      .548      .340

 TOTAL FROM INVESTMENT OPERATIONS                .350               1.016     1.374     .796

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      (.350)             (.806)    (.804)    (.426)

 FROM NET REALIZED GAIN                          -                  (.370)    (.300)    (.230)

 TOTAL DISTRIBUTIONS                             (.350)             (1.176)   (1.104)   (.656)

NET ASSET VALUE, END OF PERIOD                  $ 11.140          $ 11.140  $ 11.300  $ 11.030

TOTAL RETURN B, C                                3.15%              9.36%     13.04%    7.47%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)         $ 7,102           $ 6,289   $ 6,107   $ 107

RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.10% A, F         1.10% F   1.10% F   1.10% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER    1.10% A            1.09% G   1.10%     1.10% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE        7.22% A            7.31%     7.47%     7.53% A
NET ASSETS

PORTFOLIO TURNOVER RATE                          132% A             140%      119%      193%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Income (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED
may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $470,000 or 0.2% of net assets.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $3,675,032 or 1.3% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $223,807,095 and $134,876,175, respectively, of which U.S. government and government agency obligations aggregated $69,541,458 and $45,904,507, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays (FIIA(U.K.)L) a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .15%

CLASS T    .25%

CLASS B    .90% *

CLASS C    1.00% **

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 3,849    $ 70

CLASS T    175,755    1,001

CLASS B    291,517    211,008

CLASS C    21,573     21,573

          $ 492,694  $ 233,652

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A                 $1,407

CLASS T                 11,921

CLASS B                 11,683

CLASS C                 2,537

INSTITUTIONAL CLASS     101

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 48,931   $ 14,514

CLASS T    171,396    62,771

CLASS B    47,575     47,575*

CLASS C    1,494      1,494*

          $ 269,396  $ 126,354

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 7,007    .27 *

CLASS T                 142,470   .20 *

CLASS B                 64,604    .20 *

CLASS C                 5,703     .27 *

INSTITUTIONAL CLASS     6,001     .19 *

                       $ 225,785

* ANNUALIZED..
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               1.25%        $ 4,763

CLASS C               2.10%         10,716

INSTITUTIONAL CLASS   1.10%         4,089

                                   $ 19,568

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,136 under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 15% of the outstanding shares of the fund.
7. CREDIT RISK.
The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.
8. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS ENDED   YEAR ENDED

                            JUNE 30,           DECEMBER 31,

                            1998               1997A

FROM NET INVESTMENT INCOME

CLASS A                     $ 156,006          $ 128,164

CLASS T                      4,315,867          7,824,627

CLASS B                      1,770,799          2,941,590

CLASS C                      109,391            5,711

INSTITUTIONAL CLASS          199,761            441,651

TOTAL                       $ 6,551,824        $ 11,341,743

FROM NET REALIZED GAIN

CLASS A                     $ -                $ 93,953

CLASS T                      -                  3,695,167

CLASS B                      -                  1,668,813

CLASS C                      -                  16,228

INSTITUTIONAL CLASS          -                  204,573

TOTAL                       $ -                $ 5,678,734

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                           DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                JUNE 30,           DECEMBER 31,  JUNE 30,           DECEMBER 31,

                                1998               1997 A        1998               1997 A



CLASS A                          477,783            265,146      $ 5,361,767        $ 3,006,773
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    11,475             17,057        128,529            191,271

SHARES REDEEMED                  (71,900)           (29,534)      (806,512)          (335,583)

NET INCREASE (DECREASE)          417,358            252,669      $ 4,683,784        $ 2,862,461

CLASS T                          7,125,226          4,933,967    $ 80,165,496       $ 55,635,680
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    306,755            837,190       3,445,316          9,389,799

SHARES REDEEMED                  (1,847,056)        (3,857,473)   (20,743,707)       (43,554,684)

NET INCREASE (DECREASE)          5,584,925          1,913,684    $ 62,867,105       $ 21,470,795

CLASS B                          2,131,476          1,951,957    $ 23,953,573       $ 22,125,314
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    118,021            332,029       1,325,910          3,727,875

SHARES REDEEMED                  (476,161)          (691,264)     (5,349,240)        (7,851,913)

NET INCREASE (DECREASE)          1,773,336          1,592,722    $ 19,930,243       $ 18,001,276

CLASS C                          683,666            75,453       $ 7,667,222        $ 858,758
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    7,457              1,548         83,481             17,203

SHARES REDEEMED                  (81,669)           (17,490)      (918,012)          (199,505)

NET INCREASE (DECREASE)          609,454            59,511       $ 6,832,691        $ 676,456

INSTITUTIONAL CLASS              175,769            146,268      $ 1,978,961        $ 1,658,979
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    16,465             53,502        185,615            603,021

SHARES REDEEMED                  (119,434)          (175,667)     (1,352,363)        (1,998,071)

NET INCREASE (DECREASE)          72,800             24,103       $ 812,213          $ 263,929


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
10. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 8,352

CLASS T                42,092

CLASS B                19,076

CLASS C                13,634

INSTITUTIONAL CLASS    11,191

                      $ 94,345

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on May 13, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of the fund's net asset value held on the record date for the meeting.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
               # OF               % OF
               VOTES CAST         VOTES CAST
RALPH F. COX
AFFIRMATIVE    5,513,057,509.17   98.706

WITHHELD       72,246,260.29      1.294

TOTAL          5,585,303,769.46   100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE    5,512,454,390.29   98.696

WITHHELD       72,849,379.17      1.304

TOTAL          5,585,303,769.46   100.000

ROBERT M. GATES
AFFIRMATIVE    5,512,847,434.74   98.703

WITHHELD       72,456,334.72      1.297

TOTAL          5,585,303,769.46   100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE    5,512,807,228.31   98.702

WITHHELD       72,496,541.15      1.298

TOTAL          5,585,303,769.46   100.000

E. BRADLEY JONES
AFFIRMATIVE    5,511,475,475.05   98.678

WITHHELD       73,828,294.41      1.322

TOTAL          5,585,303,769.46   100.000

DONALD J. KIRK
AFFIRMATIVE    5,513,202,285.94   98.709

WITHHELD       72,101,483.52      1.291

TOTAL          5,585,303,769.46   100.000

               # OF               % OF
               VOTES CAST         VOTES CAST
PETER S. LYNCH
AFFIRMATIVE    5,514,183,139.14   98.727

WITHHELD       71,120,630.32      1.273

TOTAL          5,585,303,769.46   100.000

WILLIAM O. MCCOY
AFFIRMATIVE    5,513,955,599.52   98.723

WITHHELD       71,348,169.94      1.277

TOTAL          5,585,303,769.46   100.000

GERALD C. MCDONOUGH
AFFIRMATIVE    5,512,597,856.77   98.698

WITHHELD       72,705,912.69      1.302

TOTAL          5,585,303,769.46   100.000

MARVIN L. MANN
AFFIRMATIVE    5,514,046,328.29   98.724

WITHHELD       71,257,441.17      1.276

TOTAL          5,585,303,769.46   100.000

ROBERT C. POZEN
AFFIRMATIVE    5,514,496,636.51   98.732

WITHHELD       70,807,132.95      1.268

TOTAL          5,585,303,769.46   100.000

THOMAS R. WILLIAMS
AFFIRMATIVE    5,512,287,386.41   98.693

WITHHELD       73,016,383.05      1.307

TOTAL          5,585,303,769.46   100.000

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. as independent accountants of the funds.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    148,821,510.33   95.016

AGAINST        878,428.46       .561

ABSTAIN        6,927,617.14     4.423

TOTAL          156,627,555.93   100.000

PROPOSAL 3
To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.
               # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    3,423,162,411.38   78.689

AGAINST        66,349,261.56      1.525

ABSTAIN        860,718,039.45     19.786

TOTAL          4,350,229,712.39   100.000

BROKER         1,235,074,057.07
 NON-VOTES







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda Fidelity International Investment Advisors (U.K.) Limited London, England
Fidelity Investments Japan Limited,
Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Curt Hollingsworth, Vice President
Margaret L. Eagle, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)